(2_FIDELITY_LOGOS)FIDELITY CASH MANAGEMENT
FUNDS

TREASURY FUND
PRIME FUND
TAX-EXEMPT FUND
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 TREASURY FUND                                    3

 PRIME FUND                                       11

 TAX-EXEMPT FUND                                  27

NOTES TO THE FINANCIAL STATEMENTS                 48

REPORTS OF INDEPENDENT ACCOUNTANTS                59

PROXY VOTING RESULTS                              61

EACH FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. PRIME FUND INVESTS IN A BROAD RANGE OF MONEY MARKET SECURITIES. TREASURY FUND INVESTS IN MONEY MARKET SECURITIES ISSUED BY THE U.S. TREASURY AND BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. TAX-EXEMPT FUND SEEKS TO OBTAIN CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
TREASURY FUND
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS


U.S. TREASURY OBLIGATIONS - 21.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 9.3%
 3/5/98 5.44% $ 3,500,000 $ 3,435,653
 3/5/98 5.46  2,500,000  2,453,841
 3/5/98 5.64  3,000,000  2,944,846
 3/5/98 5.67  10,000,000  9,815,363
 4/2/98 5.79  3,000,000  2,928,370
 4/2/98 5.81  2,000,000  1,952,120
 4/2/98 5.83  2,000,000  1,951,951
 4/2/98 5.84  1,000,000  975,954
 4/2/98 6.00  15,000,000  14,641,850
 4/2/98 6.03  24,000,000  23,423,202
 4/30/98 5.83  1,000,000  971,675
 4/30/98 5.86  1,500,000  1,457,288
 4/30/98 5.87  1,000,000  971,500
 4/30/98 5.89  2,000,000  1,942,796
 4/30/98 6.01  7,000,000  6,801,725
 4/30/98 6.04  31,000,000  30,117,825
 4/30/98 6.05  6,000,000  5,829,000
 4/30/98 6.07  13,000,000  12,628,171
 5/28/98 5.74  5,000,000  4,839,657
 5/28/98 5.88  18,000,000  17,422,766
   147,505,553
U.S. TREASURY NOTES - 10.1%
 11/30/97 5.24  1,000,000  999,799
 11/30/97 5.50  12,000,000  11,997,588
 2/15/98 5.36  7,000,000  7,030,636
 2/15/98 5.45  1,000,000  1,004,377
 2/28/98 5.50  3,000,000  2,993,855
 2/28/98 5.67  15,000,000  14,969,273
 3/31/98 5.60  9,000,000  9,010,538
 3/31/98 5.62  17,000,000  17,017,942
 3/31/98 5.69  6,000,000  6,003,318
 3/31/98 5.73  6,000,000  6,004,580
 3/31/98 5.74  2,000,000  2,002,342
 3/31/98 5.77  2,000,000  2,002,111
 3/31/98 5.84  1,500,000  1,501,160
 3/31/98 5.85  1,000,000  1,000,553
 3/31/98 5.89  4,000,000  3,990,391
 3/31/98 5.93  25,000,000  24,913,976
 5/15/98 5.58  3,000,000  3,005,441
 5/15/98 5.67  14,000,000  14,025,391
 7/31/98 5.51  5,000,000  5,021,191
 7/31/98 5.57  6,000,000  6,025,429
 8/15/98 5.47  2,000,000  2,003,465
 8/15/98 5.51  9,000,000  9,015,335
 8/15/98 5.54  4,000,000  4,005,897
 9/30/98 5.52  5,000,000  5,016,855
   160,561,443
U.S. TREASURY OBLIGATIONS - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PRINCIPAL ONLY STRIPS - 2.3%
 8/15/98 5.64% $ 1,000,000 $ 956,699
 8/15/98 5.65  1,000,000  956,586
 8/15/98 5.66  6,000,000  5,740,165
 8/15/98 5.68  6,000,000  5,739,491
 8/15/98 5.69  1,000,000  956,147
 8/15/98 5.71  1,000,000  956,097
 8/15/98 5.72  1,000,000  955,946
 8/15/98 5.74  4,000,000  3,824,594
 8/15/98 5.76  11,000,000  10,517,994
 8/15/98 5.77  5,000,000  4,779,715
 8/15/98 5.80  2,000,000  1,911,714
   37,295,148
TOTAL U.S. TREASURY OBLIGATIONS   345,362,144
REPURCHASE AGREEMENTS - 78.3%
 MATURITY AMOUNT
In a joint trading account
 (Notes 2 and 3)
 (U.S. Treasury Obligations):
  dated 10/31/97 due 11/3/97:
   At 5.70% $ 1,049,498,187  1,049,000,000
   At 5.70%   57,142,130  57,115,000
  dated 10/24/97 due 11/7/97
   At 5.50%   27,057,750  27,000,000
  dated 9/12/97 due 11/10/97
   At 5.50%   60,540,833  60,000,000
  dated 9/5/97 due 12/3/97
   At 5.50%   30,407,917  30,000,000
  dated 10/23/97 due 12/22/97
   At 5.54%   22,203,133  22,000,000
TOTAL REPURCHASE AGREEMENTS  1,245,115,000
TOTAL INVESTMENTS - 100% $ 1,590,477,144
Total Cost for Income Tax Purposes $  1,590,477,144
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $433,000 which will expire on October 31, 2001. Of the carryforward expiring in 2001, $15,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations (see Note 10 of Notes to Financial Statements).
A total of 23.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The funds will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
TREASURY FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 1,590,477,144
AGREEMENTS OF $1,245,115,000) - SEE
ACCOMPANYING SCHEDULE

CASH                                                                     3,438,939

INTEREST RECEIVABLE                                                      2,773,622

 TOTAL ASSETS                                                            1,596,689,705

LIABILITIES

DISTRIBUTIONS PAYABLE                                       $ 952,520

ACCRUED MANAGEMENT FEE                                       253,314

OTHER PAYABLES AND ACCRUED EXPENSES                          733,726

 TOTAL LIABILITIES                                                       1,939,560

NET ASSETS                                                              $ 1,594,750,145

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 1,595,189,518

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (439,373)

NET ASSETS                                                              $ 1,594,750,145


DAILY MONEY CLASS:                                                  $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($1,284,002,549 (DIVIDED BY) 1,284,314,573 SHARES)

ADVISOR B CLASS:                                                    $1.00
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($45,967,621 (DIVIDED BY) 45,978,791 SHARES) A

CAPITAL RESERVES CLASS:                                             $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($264,779,975 (DIVIDED BY) 264,844,318 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                        $ 81,076,816

EXPENSES

MANAGEMENT FEE                                          $ 5,998,124

TRANSFER AGENT FEES                                      3,137,970

DISTRIBUTION FEES                                        1,501,497

ACCOUNTING FEES AND EXPENSES                             160,798

NON-INTERESTED TRUSTEES' COMPENSATION                    2,237

CUSTODIAN FEES AND EXPENSES                              1,851

REGISTRATION FEES                                        172,035

AUDIT                                                    31,682

LEGAL                                                    30,572

REPORTS TO SHAREHOLDERS                                  63,464

MISCELLANEOUS                                            11,973

 TOTAL EXPENSES BEFORE REDUCTIONS                        11,112,203

 EXPENSE REDUCTIONS                                      (1,414,770)    9,697,433

NET INTEREST INCOME                                                     71,379,383

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 28,174

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 71,407,557


STATEMENT OF CHANGES IN NET ASSETS

                                          YEAR ENDED        THREE MONTHS ENDED    YEAR ENDED
                                          OCTOBER 31,       OCTOBER 31,           JULY 31,
                                          1997              1996                  1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 71,379,383      $ 21,636,434          $ 98,814,880
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                  28,174            17,244                37,646

 NET INCREASE (DECREASE) IN NET ASSETS     71,407,557        21,653,678            98,852,526
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET     (71,379,383)      (21,636,434)          (98,814,880)
INTEREST INCOME

SHARE TRANSACTIONS - NET                   (493,517,833)     (19,697,315)          10,109,349
INCREASE (DECREASE)

NET ASSET VALUE OF CAPITAL RESERVES        266,921,847       -                     -
CLASS SHARES ISSUED IN EXCHANGE FOR
THE NET ASSETS OF CAPITAL RESERVES:
U.S. GOVERNMENT PORTFOLIO

TOTAL SHARE TRANSACTIONS                   (226,595,986)     (19,697,315)          10,109,349

  TOTAL INCREASE (DECREASE) IN             (226,567,812)     (19,680,071)          10,146,995
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       1,821,317,957     1,840,998,028         1,830,851,033

 END OF PERIOD                            $ 1,594,750,145   $ 1,821,317,957       $ 1,840,998,028


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS
      YEAR ENDED    THREE MONTHS    YEARS ENDED JULY 31,
      OCTOBER 31,   ENDED
                    OCTOBER 31,

      1997          1996            1996                   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000   $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME            .049      .012        .049      .049      .029      .027

LESS DISTRIBUTIONS

 FROM NET INTEREST              (.049)    (.012)      (.049)    (.049)    (.029)    (.027)
 INCOME

NET ASSET VALUE,               $ 1.000   $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B, C               4.97%     1.19%       5.06%     5.02%     2.89%     2.78%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 1,284   $ 1,801     $ 1,801   $ 1,828   $ 2,025   $ 2,949
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO            .65%      .65% A,     .65%      .65%      .60%      .57%
AVERAGE NET ASSETS             D         D           D         D

RATIO OF NET INTEREST           4.88%     4.66% A     4.94%     4.89%     2.81%     2.73%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - ADVISOR B CLASS
      YEAR ENDED    THREE MONTHS    YEARS ENDED JULY 31,
      OCTOBER 31,   ENDED
                    OCTOBER 31,

      1997          1996            1996                   1995   1994 E


SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 1.000    $ 1.000      $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME                .041       .010         .043       .042       .002

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.041)     (.010)       (.043)     (.042)     (.002)

NET ASSET VALUE,                   $ 1.000    $ 1.000      $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B, C                   4.20%      1.01%        4.33%      4.28%      .25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 45,968   $ 20,411     $ 39,956   $ 3,154    $ 628
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        1.39% D    1.35% A,     1.35% D    1.35% D    1.35% A,
NET ASSETS                                    D                                  D

RATIO OF NET INTEREST INCOME TO     4.24%      3.96% A      4.13%      4.22%      3.03% A
AVERAGE NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1994 (COMMENCEMENT OF SALE OF ADVISOR CLASS B SHARES) TO JULY 31, 1994.
FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS
      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000000

INCOME FROM INVESTMENT OPERATIONS                      .000134
NET INTEREST INCOME

LESS DISTRIBUTIONS                                     (.000134)
FROM NET INTEREST INCOME

NET ASSET VALUE, END OF PERIOD                        $ 1.000000

TOTAL RETURN B, C                                      .01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 264,780

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% A,
                                                      D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.93% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).
PRIME FUND
INVESTMENTS OCTOBER 31, 1997

Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 41.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 1.7%
Bank of America National Trust & Savings Assoc.
 11/24/97 5.54% $ 15,000,000 $ 15,000,000
 11/24/97 5.55  23,000,000  23,000,000
Chase Manhattan Bank (USA) Delaware
 2/9/98 5.68  9,000,000  9,000,000
 4/7/98 5.65  18,000,000  18,000,000
CoreStates Capital Corp.
 11/10/97 5.58 (a)  10,000,000  9,999,679
   74,999,679
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.3%
ABN-AMRO Bank NV
 12/4/97 5.75  8,000,000  7,997,695
 12/23/97 5.43  4,000,000  3,999,726
   11,997,421
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 28.0%
Australia & New Zealand Banking Group
 4/2/98 5.67  25,000,000  25,003,078
Bank of Montreal, Canada
 11/17/97 5.53  15,000,000  15,000,000
 11/17/97 5.54  20,000,000  20,000,000
 11/24/97 5.54  59,000,000  59,000,343
Bank of Nova Scotia
 11/12/97 5.53  8,000,000  8,000,000
 11/12/97 5.60  12,000,000  12,000,000
 7/21/98 5.89  2,000,000  1,997,779
 7/21/98 5.97  3,000,000  2,996,668
 8/31/98 5.91  10,000,000  9,994,826
Bank of Tokyo-Mitsubishi Ltd.
 1/22/98 5.74  4,000,000  4,000,000
 1/22/98 5.75  5,000,000  5,000,000
Banque Nationale de Paris
 2/4/98 5.62  10,200,000  10,197,687
Barclays Bank, PLC
 11/6/97 5.51  50,000,000  50,000,000
 11/6/97 5.53  75,000,000  75,000,000
 11/17/97 5.52  20,000,000  20,000,000
 11/17/97 5.53  45,000,000  45,000,000
 6/24/98 5.78  5,000,000  5,000,958
Bayerische Hypotheken-und Wechsel
 11/13/97 5.52  40,000,000  40,000,000
 11/24/97 5.53  3,000,000  3,000,000
 11/24/97 5.54  5,000,000  5,000,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Caisse Nationale de Credit Agricole
 11/13/97 5.70% $ 3,000,000 $ 3,000,000
 11/13/97 5.86  5,000,000  5,000,000
Canadian Imperial Bank of Commerce
 11/3/97 5.53  10,000,000  10,000,000
 11/3/97 5.55  15,000,000  15,000,000
 11/4/97 5.52  12,000,000  12,000,000
 11/4/97 5.54  18,000,000  18,000,000
 11/17/97 5.53  6,000,000  6,000,000
 11/17/97 5.54  10,000,000  10,000,000
 12/1/97 5.56  12,000,000  12,000,000
 12/1/97 5.58  19,000,000  19,000,000
 8/28/98 5.91  20,000,000  19,990,571
Credit Suisse First Boston (BK)
 1/5/98 5.60  10,000,000  10,000,089
 1/5/98 5.63  15,000,000  15,000,133
Deutsche Bank, AG
 12/17/97 5.55  25,000,000  25,000,317
 12/17/97 5.56  25,000,000  25,000,317
 1/16/98 5.80  20,000,000  19,998,274
Dresdner Bank, AG
 3/13/98 5.75  6,000,000  6,001,223
Hongkong & Shanghai Banking Corp.
 12/22/97 5.57  9,000,000  9,000,000
 12/22/97 5.60  14,000,000  14,000,000
National Westminster Bank, PLC
 6/23/98 5.88  14,000,000  13,992,365
 6/23/98 6.00  23,000,000  22,987,457
 7/22/98 5.81  15,000,000  14,994,366
 7/22/98 5.89  40,000,000  39,984,976
 9/25/98 5.85  5,000,000  4,996,098
 9/25/98 5.88  6,000,000  5,995,318
Norddeutsche Landesbank Girozentrale
 12/8/97 5.55  6,000,000  5,999,973
 12/8/97 5.56  9,000,000  8,999,959
Rabobank Nederland, COOP Central
 3/20/98 5.78  5,000,000  4,999,454
 4/10/98 6.26  10,000,000  9,997,492
Sanwa Bank Ltd. Japan
 11/26/97 5.62  5,000,000  4,999,948
 11/26/97 5.63  8,000,000  7,999,917
 1/29/98 5.79  20,000,000  20,000,487
Societe Generale, France
 11/12/97 5.74  8,000,000  8,000,000
 11/12/97 5.90  12,000,000  12,000,000
 11/18/97 5.58  35,000,000  35,000,000
 11/24/97 5.55  6,000,000  6,000,691
 4/14/98 5.73  10,000,000  10,000,000
Sumitomo Bank Ltd. Japan
 11/25/97 5.65  6,000,000  6,000,000
 11/25/97 5.68  10,000,000  10,000,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Swiss Bank Corp.
 12/22/97 5.65% $ 4,000,000 $ 4,000,787
 12/22/97 5.78  10,000,000  10,000,000
 12/22/97 5.99  15,000,000  15,000,000
 12/30/97 6.04  17,000,000  17,000,000
 1/20/98 5.61  49,000,000  49,000,000
 1/20/98 5.70  45,000,000  45,000,000
 2/2/98 5.62  22,000,000  22,000,000
 2/2/98 5.65  24,000,000  24,000,000
 8/28/98 5.97  32,000,000  31,987,428
Westdeutsche Landesbank Girozentrale
 11/3/97 5.52  37,000,000  37,000,000
 11/3/97 5.54  50,000,000  50,000,000
 12/22/97 5.56  7,000,000  7,000,000
 12/22/97 5.62  8,000,000  8,000,000
   1,243,118,979
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
Bank of Nova Scotia
 4/1/98 5.98  8,000,000  7,998,106
 4/1/98 6.20  12,000,000  11,997,159
National Westminster Bank, PLC
 2/12/98 5.68  3,000,000  3,000,000
 2/12/98 5.75  5,000,000  5,000,000
   27,995,265
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.0%
Banque Nationale de Paris
 11/17/97 5.63  2,000,000  2,000,015
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 10.2%
Abbey National PLC
 4/3/98 5.67  25,000,000  25,001,032
 4/3/98 5.70  50,000,000  50,002,066
Abbey National, Treasury Services
 12/26/97 5.57  8,000,000  8,000,000
 12/26/97 5.60  12,000,000  12,000,000
 3/4/98 5.65  7,000,000  7,000,000
 3/4/98 5.87  12,000,000  12,000,000
ABN-AMRO Bank NV
 1/14/98 5.61  6,000,000  6,000,109
Australia & New Zealand Banking Group
 2/20/98 5.64  3,000,000  2,999,804
 2/20/98 5.70  3,000,000  2,999,804
Banco Bilbao Vizcaya, SA
 1/21/98 5.70  2,000,000  2,000,043
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Bank of Nova Scotia
 11/12/97 5.70% $ 6,000,000 $ 6,000,000
 11/12/97 5.86  8,000,000  8,000,000
Barclays Bank, PLC
 4/23/98 5.79  5,000,000  5,000,000
 4/23/98 5.80  10,000,000  10,000,000
Bayerische Landesbank Girozentrale
 12/31/97 5.64  2,000,000  2,000,032
 12/31/97 5.75  3,000,000  3,000,044
 2/27/98 5.68  5,000,000  5,000,308
Bayerische Vereinsbank, AG
 12/29/97 5.75  25,000,000  25,000,391
 3/16/98 5.68  7,000,000  7,000,742
Credit Agricole Indosuez
 2/9/98 5.64  7,000,000  6,999,377
 2/9/98 5.66  11,000,000  10,999,021
Deutsche Bank, AG
 12/10/97 5.54  50,000,000  50,000,000
 12/10/97 5.56  50,000,000  50,000,000
Kredietbank, NV
 12/8/97 5.55  5,000,000  5,000,102
Lloyds Bank, PLC
 2/2/98 5.65  4,000,000  3,999,991
National Australia Bank, Ltd.
 4/14/98 5.70  25,000,000  24,995,575
Norddeutsche Landesbank Girozentrale
 1/16/98 5.70  10,000,000  10,000,187
 3/16/98 5.69  4,000,000  4,000,146
 3/16/98 5.73  8,000,000  8,000,557
Sanwa Bank Ltd. Japan
 1/30/98 5.75  12,000,000  12,000,296
Westdeutsche Landesbank Girozentrale
 11/12/97 5.61  50,000,000  50,000,000
 11/24/97 5.53  8,000,000  8,000,050
 11/24/97 5.60  12,000,000  12,000,076
   454,999,753
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.7%
Bankers Trust Co.
 11/20/97 5.56  1,000,000  1,000,008
 11/20/97 5.60  5,000,000  5,000,100
Morgan Guaranty Trust Co., NY
 12/8/97 5.53  15,000,000  15,000,140
 12/8/97 5.55  10,000,000  10,000,093
   31,000,341
TOTAL CERTIFICATES OF DEPOSIT   1,846,111,453
COMMERCIAL PAPER - 41.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Abbey National, North America
 3/17/98 5.66% $ 15,000,000 $ 14,686,067
 3/17/98 5.70  35,000,000  34,267,489
ABN-AMRO North America, Inc.
 7/13/98 5.83  10,000,000  9,604,889
A.H. Robins Company, Inc.
 1/29/98 5.70  10,000,000  9,861,061
American Express Credit Corp.
 11/19/97 5.55  50,000,000  49,861,750
American Home Products Corp.
 11/12/97 5.53  3,000,000  2,994,958
Asset Securitization Coop. Corp.
 11/6/97 5.54  10,000,000  9,992,347
 11/6/97 5.57  50,000,000  49,961,528
 11/7/97 5.57  15,000,000  14,986,150
 11/20/97 5.54  11,000,000  10,967,953
 12/11/97 5.60  4,000,000  3,975,422
 1/21/98 5.69  5,000,000  4,936,775
 1/21/98 5.70  5,000,000  4,936,775
Associates Corp. of North America
 11/18/97 5.52  4,000,000  3,989,611
 11/18/97 5.53  100,000,000  99,739,806
 11/18/97 5.54  6,000,000  5,984,417
Bank of Nova Scotia
 11/13/97 5.53  2,000,000  1,996,320
 11/13/97 5.55  2,000,000  1,996,320
 12/15/97 5.56  5,000,000  4,966,267
 12/15/97 5.60  8,000,000  7,946,027
Bayerische Vereinsbank, AG
 11/3/97 5.55  87,000,000  86,973,320
BBL North America, Inc.
 12/24/97 5.64  5,000,000  4,958,851
Bear Stearns Cos., Inc.
 11/17/97 5.55  4,000,000  3,990,187
 11/17/97 5.60  4,000,000  3,990,169
BMW US Capital Corp.
 11/10/97 5.55  3,000,000  2,995,845
 11/10/97 5.62  5,000,000  4,993,075
 11/17/97 5.54  8,000,000  7,980,338
 12/1/97 5.57  5,000,000  4,976,958
Caisse d'Amortissement de la Dette Sociale
 11/3/97 5.56  2,000,000  1,999,382
Caisse des Depots et Consigns
 11/18/97 5.54  50,000,000  49,869,667
 11/19/97 5.54  50,000,000  49,862,000
 11/19/97 5.55  20,000,000  19,944,700
 11/20/97 5.54  25,000,000  24,927,167
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Campbell Soup Co.
 12/29/97 5.53% $ 5,000,000 $ 4,955,856
 12/29/97 5.61  15,000,000  14,867,567
CIESCO, L.P.
 11/24/97 5.55  10,000,000  9,964,733
 Citibank Credit Card Master Trust I (Dakota Certificate Program) 11/10/97 5.62 5,482,000 5,474,407
 11/13/97 5.55  1,000,000  998,153
 11/13/97 5.62  2,000,000  1,996,307
 12/8/97 5.57  5,000,000  4,971,531
 12/8/97 5.58  10,000,000  9,943,061
 12/9/97 5.55  13,161,000  13,084,315
 12/9/97 5.57  10,000,000  9,941,733
 12/10/97 5.55  4,000,000  3,976,080
 12/10/97 5.57  6,000,000  5,964,120
 12/12/97 5.60  15,000,000  14,905,359
Delaware Funding Corporation
 11/26/97 5.54  3,000,000  2,988,500
 11/26/97 5.58  6,000,000  5,977,000
Den Danske Corp., Inc.
 11/26/97 5.57  6,000,000  5,976,875
 11/26/97 5.58  10,000,000  9,961,458
 12/15/97 5.63  5,000,000  4,966,083
Deutsche Bank Financial, Inc.
 11/13/97 5.51  12,000,000  11,978,000
 11/13/97 5.52  13,500,000  13,475,250
Dresdner U.S. Finance, Inc.
 11/4/97 5.53  20,000,000  19,990,783
Eiger Capital Corp.
 11/5/97 5.52  8,000,000  7,995,093
 11/5/97 5.55  12,000,000  11,992,640
 11/10/97 5.54  6,000,000  5,991,735
Enterprise Funding Corp.
 11/3/97 5.60  1,049,000  1,048,676
 11/6/97 5.53  5,089,000  5,085,098
 11/7/97 5.60  8,861,000  8,852,789
 11/13/97 5.52  9,000,000  8,983,470
 11/13/97 5.54  14,000,000  13,974,287
 11/14/97 5.54  5,000,000  4,990,015
 11/19/97 5.55  11,172,000  11,141,165
 11/19/97 5.55  2,000,000  1,994,470
 11/20/97 5.56  5,000,000  4,985,381
 11/20/97 5.56  6,354,000  6,335,422
 12/1/97 5.56  4,869,000  4,846,603
 12/1/97 5.57  3,000,000  2,986,175
 12/3/97 5.57  4,301,000  4,279,820
 12/3/97 5.60  6,093,000  6,063,022
 12/4/97 5.57  4,000,000  3,979,760
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Ford Credit Europe PLC
 11/6/97 5.55% $ 5,000,000 $ 4,996,153
Ford Motor Credit Corp.
 11/5/97 5.70  13,000,000  12,991,767
 11/5/97 5.87  10,000,000  9,993,667
 11/20/97 5.54  80,000,000  79,766,933
 12/8/97 5.54  20,000,000  19,887,150
 12/19/97 5.55  30,000,000  29,779,600
 12/19/97 5.57  45,000,000  44,669,400
General Electric Capital Corp.
 11/5/97 5.55  6,900,000  6,895,768
 11/17/97 5.55  8,000,000  7,980,303
 11/17/97 5.58  12,000,000  11,970,453
 11/18/97 5.52  75,000,000  74,805,208
 11/18/97 5.53  50,000,000  49,870,139
 3/16/98 5.66  20,000,000  19,584,500
 3/16/98 5.70  15,000,000  14,688,375
 4/7/98 5.79  20,000,000  19,511,555
General Electric Co.
 11/18/97 5.52  50,000,000  49,870,139
 12/29/97 5.56  60,000,000  59,469,300
Goldman Sachs Group, L.P. (The)
 11/12/97 5.71  10,000,000  9,982,583
 11/12/97 5.87  20,000,000  19,965,167
 11/13/97 5.57  10,000,000  9,981,567
Grand Met Capital Corp.
 1/7/98 5.61  2,000,000  1,979,342
 1/7/98 5.70  3,500,000  3,463,848
 4/6/98 5.66  5,000,000  4,880,833
Household Finance Corp.
 11/19/97 5.54  10,000,000  9,972,400
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
 11/3/97 5.58  30,000,000  29,990,767
 11/24/97 5.57  15,000,000  14,946,813
Merrill Lynch & Co., Inc.
 11/4/97 5.52  10,000,000  9,992,333
 11/6/97 5.60  10,000,000  9,995,400
 1/14/98 5.61  3,000,000  2,965,775
 1/14/98 5.71  4,000,000  3,954,367
 3/16/98 5.69  5,000,000  4,895,563
 3/16/98 5.73  8,000,000  7,832,900
 3/18/98 5.66  6,000,000  5,873,503
 3/18/98 5.70  25,000,000  24,472,930
Morgan Stanley, Dean Witter, Discover & Co.
 2/23/98 5.59 (a)  11,000,000  11,000,000
 2/23/98 5.60 (a)  18,000,000  18,000,000
Nationwide Building Society
 11/4/97 5.61  5,000,000  4,997,692
 11/17/97 5.55  3,000,000  2,992,613
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
New Center Asset Trust
 11/19/97 5.58% $ 3,000,000 $ 2,991,705
PHH Corp.
 1/30/98 5.70  18,700,000  18,437,265
Preferred Receivables Funding Corp.
 11/4/97 5.54  5,000,000  4,997,700
 11/17/97 5.54  5,000,000  4,987,710
 11/19/97 5.55  5,000,000  4,986,175
 11/19/97 5.56  2,000,000  1,994,460
 11/20/97 5.56  10,175,000  10,145,249
 12/2/97 5.58  15,000,000  14,928,312
 12/2/97 5.63  9,000,000  8,956,600
Rabobank U.S.A. Financial Corp.
 4/2/98 5.67  5,000,000  4,883,044
 4/2/98 5.70  9,000,000  8,789,480
Societe Generale North America, Inc.
 11/19/97 5.54  10,000,000  9,972,400
 11/19/97 5.55  15,000,000  14,958,600
 12/10/97 5.55  2,000,000  1,988,040
 12/10/97 5.57  3,000,000  2,982,060
Southern Co.
 12/8/97 5.59  35,000,000  34,799,994
Toronto Dominion Holdings USA, Inc.
 12/23/97 5.75  6,000,000  5,951,553
Transamerica Corp.
 12/8/97 5.63  15,000,000  14,913,667
Transamerica Financial Corp.
 11/20/97 5.55  10,000,000  9,970,814
Triple A One Funding Corp.
 11/13/97 5.55  4,926,000  4,916,903
 11/17/97 5.54  10,000,000  9,975,422
 11/17/97 5.55  6,000,000  5,985,227
 11/17/97 5.57  4,000,000  3,990,151
Unifunding, Inc.
 11/21/97 5.55  3,000,000  2,990,783
 11/21/97 5.56  4,000,000  3,987,711
TOTAL COMMERCIAL PAPER   1,849,344,214
FEDERAL AGENCIES - 2.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.3%
 12/4/97 5.57% $ 5,000,000 $ 4,999,607
 12/4/97 5.62  10,000,000  9,999,213
   14,998,820
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 2.3%
 12/9/97 5.51  30,000,000  29,997,283
 12/9/97 5.56  35,000,000  34,996,830
 12/13/97 5.58  10,000,000  9,997,035
 12/13/97 5.62  25,000,000  24,992,620
   99,983,768
TOTAL FEDERAL AGENCIES   114,982,588
BANK NOTES - 4.0%
BankBoston NA
 11/12/97 5.55  10,000,000  10,000,000
 11/17/97 5.52  5,000,000  5,000,000
 11/17/97 5.53  5,000,000  5,000,000
Comerica Bank, Detroit
 3/27/98 5.98  5,000,000  4,996,184
First Bank NA - Minnesota
 11/19/97 5.59 (a)  5,000,000  4,997,282
Huntington National Bank
 12/11/97 5.62  5,000,000  4,998,634
Morgan Guaranty Trust Co., NY
 11/14/97 5.70 (a)  104,000,000  103,997,300
 8/31/98 5.82  5,000,000  5,001,924
 8/31/98 5.85  8,000,000  8,003,078
Northern Trust Co., Chicago
 11/3/97 5.61 (a)  6,000,000  5,997,292
PNC Bank, NA
 11/12/97 5.58 (a)  6,000,000  5,999,587
SouthTrust Bank - Alabama
 9/11/98 5.57 (a)  3,000,000  2,998,498
 9/11/98 5.59 (a)  4,000,000  3,997,997
US Bank, NA
 11/19/97 5.56 (a)  3,000,000  2,998,182
 11/19/97 5.58 (a)  4,000,000  3,997,576
TOTAL BANK NOTES   177,983,534
MASTER NOTES - 0.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL  VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Goldman Sachs Group, L.P. (The) (b)
 12/16/97 5.68% (a) $ 15,000,000 $ 15,000,000
MEDIUM-TERM NOTES (A) - 1.7%
Beneficial Corp.
 12/25/97 5.77  2,000,000  1,998,957
Exxon Shipping Co.
 11/3/97 5.56  16,000,000  16,000,000
 11/3/97 5.59  25,000,000  25,000,000
Merrill Lynch & Co., Inc.
 11/3/97 5.64  7,000,000  6,999,366
 11/3/97 5.67  11,000,000  10,999,006
 11/4/97 5.63  5,000,000  4,999,504
Norwest Corp.
 1/22/98 5.82  8,000,000  8,000,000
TOTAL MEDIUM-TERM NOTES   73,996,833
SHORT-TERM NOTES (A) - 0.9%
Liquid Asset Backed Securities Trust (1996-2) (c)
 11/3/97 5.66  8,000,000  8,000,000
Liquid Asset Backed Securities Trust (1997-5) (c)
 11/17/97 5.59  15,000,000  15,000,000
 11/17/97 5.61  9,000,000  9,000,000
SMM Trust (1996-P) (c)
 11/17/97 5.64  7,500,000  7,500,000
TOTAL SHORT-TERM NOTES   39,500,000
TIME DEPOSITS - 3.8%
Bank of Montreal
 11/24/97 5.56  35,000,000  35,000,000
Bank of Tokyo-Mitsubishi Ltd.
 11/3/97 5.60  16,000,000  16,000,000
 11/3/97 5.63  25,000,000  25,000,000
 11/14/97 5.60  40,000,000  40,000,000
Sumitomo Bank Ltd. Japan
 11/4/97 5.66  3,000,000  3,000,000
 11/4/97 5.69  5,000,000  5,000,000
 11/5/97 5.63  3,000,000  3,000,000
 11/5/97 5.66  5,000,000  5,000,000
 11/12/97 5.63  27,000,000  27,000,000
 11/24/97 5.62  4,000,000  4,000,000
 11/24/97 5.63  5,000,000  5,000,000
TOTAL TIME DEPOSITS   168,000,000
REPURCHASE AGREEMENTS - 3.6%
   MATURITY VALUE
   AMOUNT (NOTE 1)
In a joint trading account (Notes 2 and 3):
(U.S. Treasury Obligations)
 dated 10/31/97 due 11/3/97
  At 5.70%   $ 8,953,251 $ 8,949,000
 (U.S. Government Obligations)
 dated 10/31/97 due 11/3/97
  At 5.73%    150,071,625  150,000,000
TOTAL REPURCHASE AGREEMENTS   158,949,000
TOTAL INVESTMENTS - 100%  $ 4,443,867,622
Total Cost for Income Tax Purposes  $  4,443,867,622
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Goldman Sachs
Group, L.P. (The) 6/16/97 $ 15,000,000
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,500,000 or 0.9% of net assets.
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $792,000 of which $33,000, $125,000, $584,000, $48,000, and $2,000 will expire on October 31, 2000, 2001, 2002, 2003, and
2005, respectively. Of the loss carryforward expiring in 2000, $26,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations (see Note 10 of Notes to Financial Statements).
A total of 0.95% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
PRIME FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 4,443,867,622
AGREEMENTS OF $158,949,000) - SEE
ACCOMPANYING SCHEDULE

CASH                                                                        1,275

INTEREST RECEIVABLE                                                         22,517,533

 TOTAL ASSETS                                                               4,466,386,430

LIABILITIES

SHARE TRANSACTIONS IN PROCESS                               $ 12,074,024

DISTRIBUTIONS PAYABLE                                        666,141

ACCRUED MANAGEMENT FEE                                       737,708

OTHER PAYABLES AND ACCRUED EXPENSES                          2,103,190

 TOTAL LIABILITIES                                                          15,581,063

NET ASSETS                                                                 $ 4,450,805,367

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 4,451,597,091

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                         (791,724)

NET ASSETS                                                                 $ 4,450,805,367


DAILY MONEY CLASS:                                                 $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE ($2,686,661,590 (DIVIDED BY) 2,687,132,141 SHARES)

CAPITAL RESERVES CLASS:                                            $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE ($1,764,143,777 (DIVIDED BY) 1,764,452,756 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                        $ 141,882,723

EXPENSES

MANAGEMENT FEE                                          $ 9,982,329

TRANSFER AGENT FEES                                      5,517,021

DISTRIBUTION FEES                                        2,693,821

ACCOUNTING FEES AND EXPENSES                             240,888

NON-INTERESTED TRUSTEES' COMPENSATION                    6,030

CUSTODIAN FEES AND EXPENSES                              59,564

REGISTRATION FEES                                        250,096

AUDIT                                                    24,801

LEGAL                                                    53,079

REPORTS TO SHAREHOLDERS                                  240,098

MISCELLANEOUS                                            17,019

 TOTAL EXPENSES BEFORE REDUCTIONS                        19,084,746

 EXPENSE REDUCTIONS                                      (2,609,392)    16,475,354

NET INTEREST INCOME                                                     125,407,369

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 (1,985)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 125,405,384


STATEMENT OF CHANGES IN NET ASSETS

                                          YEAR ENDED        THREE MONTHS ENDED    YEAR ENDED
                                          OCTOBER 31,       OCTOBER 31,           JULY 31,
                                          1997              1996                  1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                $ 125,407,369     $ 31,070,720          $ 121,708,868
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                  (1,985)           57,797                (48,294)

 NET INCREASE (DECREASE) IN NET ASSETS     125,405,384       31,128,517            121,660,574
RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET     (125,407,369)     (31,070,720)          (121,708,868)
INTEREST INCOME

SHARE TRANSACTIONS - NET                   63,675,775        82,844,704            441,165,774
INCREASE (DECREASE)

NET ASSET VALUE OF CAPITAL RESERVES        1,723,722,384     -                     -
CLASS SHARES ISSUED IN EXCHANGE FOR
THE NET ASSETS OF CAPITAL RESERVES:
MONEY MARKET PORTFOLIO

TOTAL SHARE TRANSACTIONS                   1,787,398,159     82,844,704            441,165,774

  TOTAL INCREASE (DECREASE) IN             1,787,396,174     82,902,501            441,117,480
  NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                       2,663,409,193     2,580,506,692         2,139,389,212

 END OF PERIOD                            $ 4,450,805,367   $ 2,663,409,193       $ 2,580,506,692


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS
      YEAR ENDED    THREE MONTHS    YEARS ENDED JULY 31,
      OCTOBER 31,   ENDED
                    OCTOBER 31,

      1997          1996            1996                   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME            .050      .012       .050      .050      .029      .028

LESS DISTRIBUTIONS

 FROM NET INTEREST              (.050)    (.012)     (.050)    (.050)    (.029)    (.028)
 INCOME

NET ASSET VALUE,               $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B, C               5.06%     1.22%      5.13%     5.16%     2.98%     2.82%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 2,687   $ 2,663    $ 2,581   $ 2,139   $ 1,525   $ 1,451
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO            .65%      .65% A,    .65%      .65%      .65%      .61%
AVERAGE NET ASSETS             D          D         D         D         D

RATIO OF NET INTEREST           4.95%     4.85% A    5.00%     5.11%     2.96%     2.76%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS
                                                      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000000

INCOME FROM INVESTMENT OPERATIONS                      .000131
NET INTEREST INCOME

LESS DISTRIBUTIONS                                     (.000131)
FROM NET INTEREST INCOME

NET ASSET VALUE, END OF PERIOD                        $ 1.000000

TOTAL RETURN B, C                                      .01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,764,144

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% A,
                                                      D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.78% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).
TAX-EXEMPT FUND
INVESTMENTS OCTOBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 1.0%
Columbia Ind. Dev. Board Participating VRDN,
Series 97 I, 3.80% (Liquidity Facility Caisse
Des Depots et Consigns) (b) $ 480,000 $ 480,000
Jefferson County Sewer Rev. Participating VRDN,
Series PT-124, 3.80%
(Liquidity Facility Commerzbank) (b)  6,190,000  6,190,000
  6,670,000
ALASKA - 1.3%
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co. Proj.) Series 1994 B, 3.75%, VRDN 8,300,000 8,300,000
ARIZONA - 2.2%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1981 B, 3.75%, LOC Bank of
Tokyo-Mitsubishi Ltd., VRDN  1,200,000  1,200,000
Arizona Health Facs. Auth., VRDN:
(Samcor 1986 Loan Pool-Samaritan Health Care)
 3.60% (FGIC Insured) (BPA Chase Manhattan Bank) 800,000 800,000 (Blood Sys., Inc.) Series 1985,
 3.70%, LOC Bank One, Arizona  500,000  500,000
Maricopa County Commty. College Dist. Bonds 6% 7/1/98  1,000,000
1,013,492
Mesa Gen. Oblig. Bonds Series 1992, 4.95% 7/1/98
(FGIC Insured)  1,605,000  1,615,325
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B,
3.80% (BIG Insured) (Liquidity Facility
Caisse des Depots et Consigns) (b)  980,000  980,000
Pima County Ind. Dev. Auth. Multi-Family Hsg. Rev.
(La Cholla Apt. Proj.) Series 1996, 3.65%,
LOC Texas Commerce Bank, VRDN  2,000,000  2,000,000
Pima County School Dist. #1 Participating VRDN, Series 1996 D,
3.80% (Liquidity Facility Norwest Bank NA, Minnesota) (b)  1,000,000
1,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev.
(Casa Grande Medical Ctr. Proj.) Series 1995,
3.75%, LOC Chase Manhattan Bank, VRDN  3,900,000  3,900,000
University of Arizona Sys. Rev. BAN
Series 1997, 3.95% 10/1/98  1,200,000  1,200,000
  14,208,817
ARKANSAS - 0.7%
Arkansas Hosp. Equip. Fin. Auth. Rev.
(Baptist Health Proj.) Series 1995, 3.70%,
LOC Credit Suisse First Boston (BK), VRDN  1,575,000  1,575,000
Univ. of Arkansas Rev. (UAM Campus)
3.70%, LOC Credit Suisse First Boston (BK), VRDN  2,900,000  2,900,000
  4,475,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - 7.6%
California Higher Ed. Loan Auth. Student Loan Rev. Bonds
Series 1992 A, 4%, tender 7/1/98, LOC SLMA $ 3,000,000 $ 3,000,000
California Gen. Oblig. Participating VRDN, Series FR-23,
4% (Liquidity Facility Bank of New York) (b) 4,500,000 4,500,000 California Gen. Oblig. RAN Series 1997, 4.50% 6/30/98 13,300,000
13,356,068
California School Cash Reserves Prog. Auth. TRAN
Series 1997 A, 4.75% 7/2/98 (AMBAC Insured)   10,900,000  10,962,368
Central Valley School Fin. Auth. TRAN 1997 Pool,
4.50% 8/27/98  1,500,000  1,507,090
Los Angeles County Capital Asset Leasing
Corp. 3.80% 1/14/98, CP  3,000,000  3,000,000
Los Angeles County TRAN Series A, 4.50% 6/30/98  3,800,000  3,815,199
Los Angeles Reg'l. Arpt. Impt. Corp. Facs. Lease Rev.
(Los Angeles Int'l. Air France) 3.85%,
LOC Societe Generale France, VRDN  3,100,000  3,100,000
Los Angeles Unified School Dist. TRAN Series 1997-98,
4.50% 7/1/98  1,500,000  1,506,703
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98  1,500,000  1,505,233
South Coast Local Ed. Agcy. TRAN Series A,
4.50% 6/30/98 (MBIA Insured)  3,000,000  3,012,282
  49,264,943
COLORADO - 1.7%
Colorado Gen. Fund TRAN Series A, 4% 6/26/98   1,000,000  1,000,744
Colorado Health Facs. Auth. Rev. (Arapahoe Mental
Health Center) Series 1996A, 3.70%
LOC BankOne Colorado, NA, VRDN  2,000,000  2,000,000
Colorado Hsg. Fin. Auth. Multi-Family Rev. (St. Moritz Proj.)
3.65% (FNMA Guaranteed) VRDN  5,000,000  5,000,000
Colorado Springs Util. Sys. Rev.
Participating VRDN, Series SGB-28, 3.75%
(Liquidity Facility Societe Generale) (b)  1,000,000  1,000,000
Denver City & County Aviation Arpt. Sys. Rev.
Participating VRDN, Series 1997 Q, 3.70%
(Liquidity Facility CoreStates Bank) (b)  1,000,000  1,000,000
El Paso County School Dist. #20 Participating VRDN,
Series 1996 D, 3.80% (Liquidity Facility
Norwest Bank NA, Minnesota) (b)  1,250,000  1,250,000
  11,250,744
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
DELAWARE - 2.7%
Delaware Econ. Dev. Auth., VRDN:
(Hosp. Billing & Collection Svc. Ltd. Proj.):
 Series 1985 A, 3.65% (BIG Insured)
  (BPA Morgan Stanley Group Inc.) $ 6,300,000 $ 6,300,000
  Series 1985 B, 3.65% (BIG Insured)
  (BPA Morgan Stanley Group, Inc.)  1,700,000  1,700,000
  Series 1985 C, 3.65% (BIG Insured)
  (BPA Morgan Stanley Group Inc.)  5,800,000  5,800,000
 (Peninsula United Methodist Homes Inc.):
 Series 1992 B, 3.65%, LOC PNC Bank  1,500,000  1,500,000
  Series 1997 B, 3.65%, LOC PNC Bank  1,000,000  1,000,000
 Multi-Family Rev. (Schoolhouse Trust Prog.) 3.75%,
 LOC Marine Midland Bank  1,050,000  1,050,000
  17,350,000
DISTRICT OF COLUMBIA - 0.6%
District of Columbia (American Assoc. of
Med. Colleges) 3.78% (AMBAC Insured)
(Liquidity Facility Chase Manhattan Bank) VRDN  3,575,000  3,575,000
FLORIDA - 7.7%
Arcadia Hosp. Rev. (Desoto Memorial Hosp. Proj.)
Series 1994, 3.65% LOC First Union Bank
of Florida, VRDN  2,205,000  2,205,000
Florida Board of Ed. Participating VRDN, Series 96C0917,
3.79% (Liquidity Facility Citibank) (b)  1,900,000  1,900,000
Florida Cap. Proj. Fin. Auth. (Cap. Proj. Loan Prog.)
Series 1997-A, 3.60% (FSA Insured)
(BPA Credit Suisse First Boston (BK)) VRDN 12,000,000 12,000,000 Florida Local Gov't. Fin. Commission Series A, 3.85%,
LOC First Union Nat'l Bank, CP  7,100,000  7,100,000
Gulf Breeze Gen. Oblig. Series 1995 A, 3.70%,
LOC Barnett Bank of Jacksonville, VRDN  3,300,000  3,300,000
Highlands County Health Facs. Auth. Rev. (Adventist
Health Sys./Sunbelt Proj.) VRDN:
 3.65% (Capital Markets Assurance Corp. Insured)
  (BPA First Nat'l. Bank of Chicago)  5,900,000  5,900,000
  Series 1996A, 3.65%
  LOC SunTrust Bank Central Florida, NA  4,600,000  4,600,000
Indian River County Hosp. Dist. Hosp. Rev. Bonds
(Indian River Mem. Hosp.) Series 1988, 3.75%
12/12/97, LOC Kredietbank NV, CP mode  2,200,000  2,200,000
Jacksonville Health Facs. Auth. Rev. Participating VRDN,
Series 1996 M, 3.80% (Liquidity Facility Caisse
des Depots et Cosigns) (b)  2,955,000  2,955,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988,
3.90%, LOC Sumitomo Bank Ltd., VRDN   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Lee County Hosp. Board Rev. (Lee Mem. Hosp. Proj.)
Series 1997-B, 3.85% 1/26/98, Liquidity Facility SunTrust
Bank Central Florida, NA) CP mode $ 1,100,000 $ 1,100,000
Mount Dora Health Facs. Auth. Rev.
(Waterman Village Proj.) Series 1996 A, 3.65%,
LOC Barnett Bank, VRDN  4,000,000  4,000,000
Sunrise Util. Sys. Rev. Participating VRDN, Series SG-16,
3.75% (Liquidity Facility Societe Generale, France) (b)  1,800,000
1,800,000
  50,060,000
GEORGIA - 5.9%
Atlanta Gen. Oblig. Participating VRDN, Series SG-58,
3.80% (Liquidity Facility Societe Generale, France) (b)  2,785,000
2,785,000
Burke County Dev. Auth. Poll. Cont. Rev. Bonds
(Oglethorpe Pwr. Corp. Voltage. Proj.) Series 1997 A,
3.60% 12/1/97 (AMBAC Insured)  4,500,000  4,500,000
Cherokee County Wtr. & Swr. Auth. Rev.
Participating VRDN, Series PA-166, 3.75%,
(Liquidity Facility Merrill Lynch & Co.) (b) 4,765,000 4,765,000 Columbia County Residential Care Facs. Rev.
(Augusta Residental Ctr./Brandon Wilde Lifecare Ctr.) 3.70%,
LOC SunTrust Bank, Atlanta, VRDN  3,505,000  3,505,000
Dekalb County Dev. Auth. Rev. (Oglethorpe Univ. Proj.)
3.70%, LOC SunTrust Bank Atlanta, VRDN  2,905,000  2,905,000
Fulton County Multi-Family Hsg. Rev. Rfdg.
(Champions Green Apts. Proj.) Series 1994 B, 3.75%,
LOC Southtrust Bank, VRDN  5,670,000  5,670,000
Georgia Gen. Oblig. Participating VRDN,
Series BT-79, 3.775%
(Liquidity Facility Bankers Trust Co., NY) (b) 1,000,000 1,000,000 Georgia Muni. Elec. Auth.:
Bonds (Gen. Resolution Proj.):
 Series 1985-A, 3.90% 11/07/97, CP mode  1,000,000  1,000,000
  Series 1985 B, 3.85% 1/15/98, CP mode  1,000,000  1,000,000
 Participating VRDN, Series SG-40, 3.80%
 (Liquidity Facility Societe Generale, France) (b)  3,000,000
3,000,000
Macon-Bibb County Hosp. Auth. Rev. (Med. Ctr. of
Central Georgia) Series 1997 A, 3.70%,
LOC SunTrust Bank, Atlanta, VRDN  2,000,000  2,000,000
Roswell Hsg. Auth. Multi-Family Hsg. Rev. (Azalea Park Apts.)
Series 1996, 3.65% (FNMA Guaranteed) VRDN  1,600,000  1,600,000
Savannah Econ. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns
Inc. Proj.) Series 1991, 3.70%, LOC Nations Bank, VRDN  1,600,000
1,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GEORGIA - CONTINUED
Whitfield County Residential Care Facs. Auth. Rev.
(Royal Oaks Sr. Living Commty.) 3.65%,
LOC First Union Nat'l. Bank, VRDN $ 1,500,000 $ 1,500,000
Worth County Ind. Dev. Auth. Rev. (Seabrook Enterprises) Series
1996 A, 3.70%, LOC SunTrust Bank, Atlanta, VRDN  1,400,000  1,400,000
  38,230,000
HAWAII - 0.4%
Hawaii Gen. Oblig. Participating VRDN, Series PA-167,
3.75% (Liquidity Facility Merrill Lynch & Co.) (b)  2,705,000
2,705,000
IDAHO - 0.2%
Caribou County Ind. Dev. Poll. Cont. Rev. Rfdg.
(Monsanto Co.) Series 1990, 3.70%, VRDN  1,500,000  1,500,000
ILLINOIS - 5.1%
Chicago School Reform Board of Trustees Participating VRDN (b):
Series 96, 3.79% (Liquidity Facility Bank of
 America Nat'l. Trust & Savings)   3,400,000  3,400,000
 Series 1997 E, 3.75% (Liquidity Facility CoreStates Bank)  500,000
500,000
Chicago Tax Increment Allocation Rev. (Stockyards Southeast
Quad) Series 1996 B, 3.75%, LOC Northern Trust, VRDN  2,800,000
2,800,000
Chicago Wtr. Rev. Participating VRDN (b):
Series PT-129, 3.80% (Liquidity Facility Bayerische
 Hypotheken-und Wechsel)   1,905,000  1,905,000
 Series 1997 V, 3.70% (Liquidity Facility
 CoreStates Bank)   1,800,000  1,800,000
Decatur Wtr. Rev. Bonds Series 1985, 3.80% 1/28/98,
LOC Sumitomo Bank LTD Japan, CP mode  1,500,000  1,500,000
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 1993, 3.85%
(Continental Casualty Co. Guaranteed) VRDN 1,610,000 1,610,000 Illinois Ed. Facs. Auth. Rev. Participating VRDN, Series 1997 U,
3.75% (Liquidity Facility Corestates Bank) (b) 2,000,000 2,000,000 Illinois Health Facs. Auth. Rev.:
Participating VRDN (b):
 3.80% (Liquidity Facility Rabobank
  Nederland, COOP Central)  645,000  645,000
  Series 1991 A & 1991 B, 3.80% (Liquidity Facility
  Rabobank Nederland, COOP Central)  3,350,000  3,350,000
 Rfdg. (Franciscan Eldercare Commty. Svc.)
 Series 1996C, 3.70%, LOC LaSalle Bank, VRDN  1,200,000  1,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Reg'l Trans. Auth. Participating VRDN:
Series SG-10, 3.75%
 (Liquidity Facility Societe Generale, France) (b) $ 1,645,000 $
1,645,000
 Series SG-19, 3.75%
 (Liquidity Facility Societe Generale, France) (b)   1,000,000
1,000,000
 Series SG-82, 3.80%
 (Liquidity Facility Societe Generale, France) (b)  1,000,000
1,000,000
Jackson County Reg. Dist. Port Facs. Rev. Rfdg. (Enron Transp.
Svc.) 3.75%, LOC First Union Natl Bank of NC, VRDN  1,600,000
1,600,000
Lombard Ind. Proj. Rev. Rfdg. (B&H Partnership Proj.)
Series 1995, 4.03%, LOC Comerica Bank-Illinois, VRDN  3,375,000
3,375,000
Schaumberg Ind. Dev. Rev. Rfdg. (La Quinta Motor Inns Inc.
Proj.) Series 1991, 3.70%, LOC NationsBank, VRDN  1,685,000  1,685,000
Springfield Commty. Impt. (Kent Family, Inc. Proj.)
3.80%, LOC PNC Bank, VRDN  1,000,000  1,000,000
Winnebago County Rev. (Mill Proj.) Series 1996,
3.70%, LOC BankOne, Chicago, VRDN  940,000  940,000
  32,955,000
INDIANA - 2.5%
Carmel Clay School Dist. TAN 4.25% 12/31/97  1,000,000  1,000,744
Indiana Ed. Facs. Auth. (Tri-State Univ., Inc. Proj.)
3.70%, LOC BankOne, Indiana, VRDN  2,475,000  2,475,000
Indiana Trans. Fin. Auth. Facs. Lease Rev.
Participating VRDN, Series BT-218,
3.75% (Liquidity Facility Bankers Trust) (b) 1,000,000 1,000,000 Indianapolis Gas Util. Sys. Ctfs. of Indebtedness
(Citizens Gas & Coke Util.):
 3.80% 2/26/98, LOC NBD Bank, CP  3,000,000  3,000,000
  3.80% 2/27/98, LOC NBD Bank, CP  1,000,000  1,000,000
Noblesville Econ. Dev. Rev. Rfdg. (River's Edge Apt. Proj.)
Series 1992, 3.70%, LOC Bank One, Indiana, VRDN  3,055,000  3,055,000
Portage Township School TAN 3.86% 12/31/97  650,000  650,164
Valparaiso Econ. Dev. Rev. (Indiana Retirement Commty. Proj.)
3.70%, LOC BankOne, Indiana, VRDN  4,300,000  4,300,000
  16,480,908
KENTUCKY - 1.6%
Georgetown Ed. Inst. Rev. (Georgetown College Proj.)
Series 1992, 3.65%, LOC PNC Bank, VRDN  1,415,000  1,415,000
Louisville and Jefferson Met. Swr. Dist. Series 1997 A, 3.65%,
LOC PNC Bank, Kentucky, VRDN  5,000,000  5,000,000
Middletown (Christian Academy Proj.) Series 1997,
3.70%, LOC BankOne, Kentucky, NA, VRDN  4,000,000  4,000,000
  10,415,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
LOUISIANA - 2.2%
Calcasieu Ind. Dev. Board Poll. Cont. Rev. Rfdg.
(PPG Industries) Series 1992, 3.70%, VRDN $ 4,450,000 $ 4,450,000
Jefferson Parish Gen. Oblig. (W. Jefferson Med.
Ctr. Dist. #1) Series 1986, 3.75%,
LOC Rabobank Nederland, N.V., VRDN  7,320,000  7,320,000
St. Charles Parish Poll. Cont. Rev. (Shell Oil Co.)
Series 1995, 4%, VRDN  1,300,000  1,300,000
West Baton Rouge Parish Industrial Dist. #3
Rev. Rfdg. Bonds  (Dow Chemical Co. Proj.)
Series 1991, 3.75% 11/19/97, CP mode  1,000,000  1,000,000
  14,070,000
MARYLAND - 0.9%
Baltimore County Econ. Dev. Rev. Rfdg. (Blue Circle Inc. Proj.)
Series 1992, 3.65%, LOC Den Danske Bank, VRDN 400,000 400,000 Baltimore Rev. Participating VRDN, Series SG-20, 3.75%
(Liquidity Facility Societe Generale, France) (b)  1,500,000
1,500,000
Maryland Hsg. & Commty. Dev. Participating VRDN,
Series 1997-P, 3.80% (Liquidity Facility
Caisse Depots Consigns) (b)  1,500,000  1,500,000
Montgomery County Hsg. Commty. Participating VRDN, 3.80%,
(Liquidity Facility Merrill Lynch & Co.) (b)  2,410,000  2,410,000
  5,810,000
MASSACHUSETTS - 1.6%
Massachusetts Tpk. Auth. Participating VRDN (b):
Series PA-181, 3.75%
 (Liquidity Facility Merrill Lynch & Co.)  1,000,000  1,000,000
 Series PT-135, 3.75%
 (Liquidity Facility Banco Santander, SA) 8,100,000 8,100,000 Western Tpk. Rev. Series 1997 W, 3.80% (Liquidity Facility
 Caisse des Depots et Consigns)  1,500,000  1,500,000
  10,600,000
MICHIGAN - 1.1%
Chelsea Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.)
Series 1996, 3.60%, LOC Comerica Bank, VRDN  1,535,000  1,535,000
Michigan Hosp. Fin. Auth.:
Participating VRDN, Series 1997 X, 3.75%
 (Liquidity Facility CoreStates Bank) (b)  1,000,000  1,000,000
 Rev. (Chelsea Commty. Hosp.) Series 1995,
 3.60%, LOC Comerica Bank, VRDN  1,285,000  1,285,000
Michigan Muni. Bond Auth. RAN 4.50% 7/2/98  1,600,000  1,606,639
Michigan Strategic Fund Bonds (Dow Chemical Co. Proj.)
Series 1986, 3.85% 12/11/97, CP mode  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ind. Dev. Rev.
(Michigan Sugar Co.-Croswell Proj.) 3.70%,
LOC SunTrust Bank of Atlanta, VRDN $ 1,000,000 $ 1,000,000
  7,426,639
MINNESOTA - 2.2%
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co. -
Sherburne Co. Generator #3)
Series 1993-A, 3.80% 11/20/97, CP mode  2,000,000  2,000,000
Bloomington Port Auth. Spl. Tax Rev. Rfdg. (Mall of America
Proj.) Series 1996 B, 3.70% (FSA Insured)
(Liquidity Facility Credit Locale Defrance) VRDN 2,000,000 2,000,000 Minneapolis Convention Ctr. Rev. Series 1997B, 3.65%,
LOC Norwest Bank, VRDN  3,000,000  2,999,550
Minneapolis/St. Paul Hsg. & Redev. Auth.
Participating VRDN, Series 1996 E, 3.80% (FSA Insured)
(Liquidity Facility Norwest Bank NA, Minnesota) (b)  2,250,000
2,250,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series 1995A,
3.80%, LOC Rabobank Nederland COOP Central (b) 1,900,000 1,900,000 Minnetonka Multifamily Hsg. Rev. Rfdg.
(Cliffs at Ridgedale Proj.) Series 1995, 3.70%
(FNMA Guaranteed) VRDN  1,300,000  1,300,000
Red Wing Poll. Cont. Rev. (Northern States Pwr. Co.)
3.75%, VRDN  2,000,000  2,000,000
  14,449,550
MISSISSIPPI - 1.4%
Mississippi Bus. Fin. Corp. Rev. (Mississippi Coll. Proj.)
Series 1996, 3.65%, LOC NationsBank, N.A., VRDN  9,200,000  9,200,000
MISSOURI - 0.6%
Missouri Health & Ed. Facs. Auth. (Lutheran Sr. Svcs.)
Series 1996B, 3.65%, LOC Lasalle Nat'l. Bank, VRDN  4,000,000
4,000,000
MONTANA - 0.6%
Montana TRAN Series 1997, 4.50% 6/30/98  3,650,000  3,665,480
NEVADA - 0.9%
Clark County School Dist. Participating VRDN, Series BT-192,
3.80% (Liquidity Facility Bankers Trust Co.) (b) 2,000,000 2,000,000 Nevada Gen. Oblig. Cap. Impt. Participating VRDN, 3.80%
(Liquidity Facility Bankers Trust Co.) (b)  500,000  500,000
Nevada Muni. Participating VRDN, Series 1996 A, 3.79%
(Liquidity Facility Citibank, NA) (b)  3,200,000  3,200,000
  5,700,000
NEW HAMPSHIRE - 0.1%
New Hamphire Higher Ed. & Health Facs. Auth. Rev.
(Alice Peck Day Lifecare Ctr./Harvest Hill) 3.65%,
LOC Corestates Bank, VRDN  800,000  800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - 0.3%
New Jersey Gen. Oblig. Participating VRDN, Series 943005,
3.74% (Liquidity Facility Citibank, NA) (b) $ 2,000,000 $ 2,000,000
NEW MEXICO - 0.7%
Farmington Poll. Cont. Rev. Participating VRDN,
Series A PT-133, 3.80% (Liquidity Facility
Credit Suisse First Boston (BK)) (b)  4,300,000  4,300,000
NEW YORK - 3.3%
New York City Gen. Oblig. Participating VRDN, Series FR-26,
4% (Liquidity Facility Bank of New York, NA) (b) 5,800,000 5,800,000 New York City Muni. Wtr. Fin. Auth. Series 1, 3.85%
LOC Canadian Imperial Bank of Commerce, CP  5,000,000  5,000,000
New York City RAN Series 1988 A, 4.50% 6/30/98  7,800,000  7,831,795
New York Metropolitan Trans. Auth Commuter Facs. Rev.
Participating VRDN, 3.80% (Liquidity Facility Bayerische Hypotheken-und Wechsel Bank) (b) 1,760,000 1,760,000
New York State and Local Gov't. Assistance Corp. Rev.
Participating VRDN, Series 1997 SG-99, 3.80%
(Liquidity Facility Societe Generale, France) (b)  1,200,000
1,200,000
  21,591,795
NORTH CAROLINA - 0.7%
North Carolina Ed. Facs. Fin. Agcy. (Brevard College Corp.)
Series 1997, 3.80%, LOC Wachovia Bank NA, VRDN  2,000,000  2,000,000
North Carolina Med. Care Commission Health Care Facs. Bonds
(St. Joseph of the Pines) 3.70%, tender 12/1/97,
LOC Wachovia Bank of NC, NA  1,900,000  1,900,000
Pasquotank County Hosp. Rev. Series 1997, 3.60%,
LOC Wachovia Bank of NC, NA, VRDN  900,000  900,000
  4,800,000
OHIO - 3.1%
American Muni. Pwr. - Ohio Inc. Equip. Impt. BAN
(Cleveland Pub. Pwr. Proj.) 3.99% 9/3/98  5,730,000  5,730,000
Cleveland City School Dist. Participating VRDN, Series BT-246,
3.80% (Liquidity Facility Bankers Trust Co.) (b) 600,000 600,000 Clinton County Arpt. Facs. Rev. (Wilmington Air Park Inc.)
Series 1991, 3.65%, LOC Wachovia Bank, NA, VRDN  5,000,000  5,000,000
Lima Hosp. Rev. Rfdg. (Lima Mem. Hosp.) 3.70%,
LOC BankOne, NA, VRDN  2,530,000  2,530,000
Ohio Higher Ed. Facs.:
Commty. Rev. (Mount Union College) Series 1995,
 3.65%, LOC NBD Bank NA, VRDN  3,285,000  3,285,000
 Rev. (Pooled Fing. Prog.) Series 1997, 3.70%
 LOC Fifth Third Bank, Cincinnati, VRDN  2,680,000  2,680,000
  19,825,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OKLAHOMA - 0.5%
Cushing Muni. Auth. Correctional Facs. Rev. Series 1996,
3.70%, LOC First Union Nat'l. Bank, VRDN $ 3,000,000 $ 3,000,000
Tulsa Intl. Arpt. Gen. Rev. Participating VRDN,
Series 97B2, 3.74% (Liquidity Facility Bank of
America Nat'l. Trust & Savings Bank) (b)  500,000  500,000
  3,500,000
PENNSYLVANIA - 9.2%
Allegheny County (United Jewish Federation)
Seris 1996 A, 3.65%, LOC PNC Bank, VRDN  2,420,000  2,420,000
Allegheny County Higher Ed. Bldg. Auth. (Robert Morris
College) 3.65%, LOC PNC Bank, VRDN  1,000,000  1,000,000
Allegheny County Hosp. Dev. Auth. Rev. (St. Margaret Mem.
Hosp.) Series 1992 A, 3.80%, LOC Mellon Bank, VRDN  2,490,000
2,490,000
Berks County Ind. Dev. Auth. Rev. (Construction Fasteners Proj.) Series 1996 A, 3.85%, LOC Corestates Bank, VRDN 560,000 560,000 Dauphin County Gen. Auth. (Allhealth Pooled Fing. Prog.)
Series 1997 A, 3.75% (FSA Insured) (Liquidity
Facility Credit Suisse First Boston (BK)) VRDN 7,200,000 7,200,000 Dauphin County Gen. Auth. (Pooled Fing. Prog.)
3.80% (AMBAC Insured)
(BPA Bank of Nova Scotia, Commerzbank, AG) VRDN  11,400,000
11,400,000
Delaware Valley Reg. Fin. Auth. Local Gov't. Rev. Series 1985 D, 3.65%, LOC Credit Suisse First Boston (BK), VRDN 2,500,000 2,500,000 Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall
College) 3.69% (BPA Chase Manhattan Bank) VRDN 2,500,000 2,500,000 Montgomery County Higher Ed. & Health. Auth.
(Pottstown Healthcare Corp. Proj.) Series 1992,
3.85%, LOC Corestates Bank, VRDN  2,200,000  2,200,000
Moon Ind. Dev. Auth. Rev. (One Thorn Run Ctr. Proj.)
Series 1995-A, 3.75%, LOC Nat'l Bank Assoc., VRDN  2,200,000
2,200,000
North Lebanon Township Muni. Auth. (Grace Commty. Inc. Proj.)
Series 1992 B, 3.85%, LOC CoreStates Bank, VRDN  1,985,000  1,985,000
North Pennsylvania Wtr. Auth. Wtr. Rev.
Participating VRDN, Series SG-30, 3.75%
(Liquidity Facility Societe Generale) (b) 1,030,000 1,030,000 Northeastern Pennsylvania Hosp. & Ed. Auth.
(Allhealth Pooled Fing.) Series 1996,
3.75%, LOC Chase Manhattan Bank, VRDN 5,000,000 5,000,000 Pennsylvania Econ. Dev. Fin. Auth. Econ. Dev. Rev.
(Lutheran Youth & Family Svc.) Series 1993 A, 3.65%,
LOC PNC Bank, VRDN  600,000  600,000
Pennsylvania Hsg. Fin. Agcy. Single-Family Mtg. Rev.
Participating VRDN, Series 1997-56C, 3.80%
(Liquidity Facility Credit Suisse First Boston (BK)) (b)  4,700,000
4,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Philadelphia Gen. Oblig. TRAN Series A 1997-98,
4.50% 6/30/98 $ 3,200,000 $ 3,210,155
Philadelphia Ind. Dev. Auth. Rev. Rfdg.
(Paper Corp. of America Proj.) 3.70%,
LOC SunTrust Bank, Atlanta, VRDN  3,565,000  3,565,000
Philadelphia School Dist. Participating VRDN, Series 1997 W,
3.75% (Liquidity Facility CoreStates Bank) (b) 1,000,000 1,000,000 Pittsburgh Wtr. & Swr. Sys. Auth. Rev.
Participating VRDN, Series BT-181,
3.80% (Liquidity Facility Bankers Trust Co.) (b) 1,000,000 1,000,000 York Gen. Auth. Rev. (Pooled Fing. Prog.) Series 1996,
3.65%, LOC First Union Nat'l. Bank of NC, VRDN  2,900,000  2,900,000
  59,460,155
SOUTH CAROLINA - 3.4%
South Carolina Econ. Dev. Auth. Healthcare Facs. Rev.
(Greenville Baptist Retirement Commty. Proj.) 3.65%,
LOC Wachovia Bank NA, VRDN  3,100,000  3,100,000
South Carolina Ed. Facs. Auth. (Non-Profit Institution of
Higher Learning - Chaflin College) Series 1997, 3.80%,
LOC Nationsbank N.A., VRDN  5,780,000  5,780,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg.
Rev. Rfdg. (Spartanburg Oxford Proj.) 3.85%,
(Continental Casualty Co. Guaranteed) VRDN  9,415,000  9,415,000
South Carolina Pub. Svc. Auth.:
3.80% 11/20/97, CP  2,000,000  2,000,000
 3.85% 11/20/97, CP  1,000,000  1,000,000
 Participating VRDN, Series 1996, 3.74%
 (Liquidity Facility Citibank, NA) (b)  1,000,000  1,000,000
  22,295,000
TENNESSEE - 2.6%
Memphis Gen. Improvement Participating VRDN, Series 1996,
3.75% (Liquidity Facility Societe Generale) (b) 1,200,000 1,200,000 Metropolitan Nashville and Davidson County Health & Ed.
Rev. Rfdg. (Mckendree Village Inc. Proj.) 3.85%,
LOC SunTrust Bank, Nashville, VRDN  7,605,000  7,605,000
Montgomery County Pub. Bldg. Auth. Rev.
(Pooled Fing. Proj.) VRDN:
 3.65%, LOC NationsBank  2,000,000  2,000,000
  Series 1995, 3.65%, LOC NationsBank, Tennessee  2,500,000  2,500,000
Rutherford County Ind. Dev. (Cumberland-Swan Inc. Proj.)
Series 1987, 3.70%,
LOC SunTrust Bank, Nashville, VRDN  990,000  990,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TENNESSEE - CONTINUED
Sevier County Pub. Bldg. Auth. Series 2 D-3,
3.60% (AMBAC Insured)
(Liquidity Facility Kredietbank NV) VRDN $ 1,250,000 $ 1,250,000 Shelby County Gen. Oblig. Participating VRDN,
Series SG-21, 3.75%
(Liquidity Facility Societe Generale) (b)  1,300,000  1,300,000
  16,845,000
TEXAS - 12.2%
Austin Combined Util. Sys. Participating VRDN, Series PT-127
3.80% (Liquidity Facility Bayerische
Hypotheken-und Wechsel) (b)  2,300,000  2,300,000
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995,
3.70%, LOC NationsBank, Texas, VRDN  900,000  900,000
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev.
(Riverchase Proj.) Series 1985 A, 4.075%,
LOC Household Finance Corp., VRDN  1,000,000  1,000,000
Brazos River Harbor Navigation Dist. of Brazoria County
Rev. (Dow Chemical Co.) Series 1991,
3.85% 11/14/97, CP mode  2,000,000  2,000,000
Coastal Wtr. Auth. of Texas Wtr. Conveyance Sys.
Rev. Participating VRDN, Series 1997 J, 3.80%
(Liquidity Facility Caisse des Depots et Consigns) (b)  1,080,000
1,080,000
Colorado River Muni. Wtr. Dist. Rev. Participating VRDN, Series PA-187, 3.80% (Liquidity Facility Merrill Lynch & Co.) (b) 2,000,000 2,000,000
Dallas Area Rapid Transit Sales Tax Rev.
Series A, 3.85% 12/17/97, LOC Credit Suisse First
Boston Bank, Swiss Bank Corp., CP  1,000,000  1,000,000
Denton Util. Sys. Rev. Participating VRDN, Series SG-32,
3.75% (Liquidity Facility Societe Generale) (b) 1,000,000 1,000,000 El Paso Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns Inc. Proj.) Series 1991, 3.70%, LOC NationsBank, VRDN 1,250,000 1,250,000
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind. Inc. Proj.)
Series 1992, 3.70%, VRDN  1,300,000  1,300,000
Georgetown Health Facs. Dev. Corp. (Georgetown
Healthcare Sys. Proj.) Series 1997B, 3.65%,
LOC Texas Commerce Bank, NA, Houston, VRDN 2,000,000 2,000,000 Greater East Texas Higher Ed. Auth. Student Loan Rev.
Rfdg. Bonds Series 1992 A, 3.90%,
tender 9/1/98, LOC Sallie Mae  1,000,000  1,000,000
Harris County Dev. Corp. Rev. (Johann Haltermann Ltd.)
Series 1996 A, 3.65%, LOC Texas Commerce
Bank, NA, Houston, VRDN  900,000  900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Harris County Health Facs., VRDN:
Dev. Corp. (St. Lukes Hospital) Series A, 4.05% $ 4,600,000 $
4,600,000
 Rev. (School Health Care Systems) Series 1997 C, 3.65%
 (BPA Credit Suisse First Boston (BK))  3,100,000  3,100,000
Houston Gen. Oblig. Series A, CP:
3.80% 12/16/97 (Liquidity Facility
 Toronto-Dominion Bank)  1,000,000  1,000,000
 3.80% 12/17/97 (Liquidity Facility
 Toronto-Dominion Bank)  600,000  600,000
Houston Wtr. & Swr. Sys. Series A, CP:
3.85% 1/15/98 (Liquidity Facility Credit Suisse First Boston
 (BK), Westdeutsche Landesbank Gironzentrale) 3,300,000 3,300,000 3.80% 2/12/98 (Liquidity Facility Credit Suisse First Boston
 (BK), Westdeutsche Landesbank Gironzentrale) 1,000,000 1,000,000 Matagorda County Navigation Dist #1
Participating VRDN, Series 1989 C, 3.80%
(Liquidity Facility Caisse des Depots et Consigns) (b)  780,000
780,000
North Central Texas Health Facs. Dev. Corp.
Hosp. Rev. Bonds (Methodist Hosp. of Dallas) Series
1991 A, 3.75% 12/10/97 (MBIA Insured)
(BPA Rabobank Nederland, Coop Central) CP mode 2,600,000 2,600,000 Port Arthur Navigation Dist. Poll. Cont. Rev. Rfdg.
(Texaco Inc. Proj.) Series 1994, 4.25%, VRDN  3,000,000  3,000,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN (b):
 Series SG-101, 3.80% (Liquidity Facility Societe Generale)  4,900,000
4,900,000
  Series SG-105, 3.80% (Liquidity Facility Societe Generale)
1,000,000  1,000,000
 Series A, 3.80% 11/17/97, CP  1,000,000  1,000,000
San Antonio Wtr. Rev. Participating VRDN, Series 96-4306,
3.74% (Liquidity Facility Citibank, NA) (b)  1,000,000  1,000,000
San Antonio Wtr. Sys. Series 1995, 3.85% 12/12/97
(Liquidity Facility Westdeutsche Landesbank) CP 1,000,000 1,000,000 Tarrant County Hsg. Fin. Corp. Multi-Family Hsg. Rev.
(Windcastle Proj.) 3.70%, LOC Swiss Bank Corp., VRDN  2,100,000
2,100,000
Texarkana Ind. Dev. Corp. Rev. Rfdg.
(La Quinta Motor Inns Inc. Proj.) Series 1991, 3.70%,
LOC NationsBank, Texas, VRDN  2,040,000  2,040,000
Texas Gen. Oblig. TRAN 4.75% 8/31/98  24,400,000  24,577,554
Texas Pub. Fin. Auth. Participating VRDN, Series 97C4301,
3.74% (Liquidity Facility Citibank) (b)  1,900,000  1,900,000
Univ. of Texas Sys. Bonds (Permanent Univ. Fund)
Series A, 3.80% 2/27/98, CP mode  2,045,000  2,045,000
  79,272,554
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
UTAH - 0.2%
Timpanogos Spl. Svc. Dist. Participating VRDN,
Series SG-83, 3.80% (Liquidity Facility
Societe Generale) (b) $ 1,000,000 $ 1,000,000
VIRGINIA - 5.4%
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.):
 Series 1987 A, 3.80% 11/12/97, CP mode  1,000,000  1,000,000
  Series 1987 A, 3.80% 2/12/98, CP mode  3,600,000  3,600,000
  Series B, 3.80% 2/18/98, CP mode  1,000,000  1,000,000
  Series B, 3.80% 2/20/98, CP mode  1,000,000  1,000,000
  Series B, 3.80% 2/24/98 , CP mode  2,335,000  2,335,000
Fairfax County Public Impt. Participating VRDN, Series PA-149,
3.80% (Liquidity Facility Merrill Lynch & Co.) (b)  1,000,000
1,000,000
Louisa County Ind. Dev. Auth. Rev. (Pooled Fing. Prog.)
Series 1995, 3.65%, LOC NationsBank NA, VRDN  4,400,000  4,400,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.) Series 1985:
 3.85% 11/19/97 (BPA Bank of
  New York, NA) CP mode  2,000,000  2,000,000
  3.80% 2/24/98 (BPA Bank of
  New York, NA) CP mode  2,000,000  2,000,000
Peninsula Port Auth. Port. Facs. Rev. Rfdg.:
Bonds (CSX Trans. Inc. Proj.)
 Series 1992, 3.80% 12/16/1997,
 LOC Bank of Nova Scotia, CP mode  2,950,000  2,950,000
 (Shell Oil & Terminal Co, Proj.)
 Series 1987, 4%, VRDN  4,365,000  4,365,000
Richmond Gen. Oblig. RAN Series B, 3.65%
(Liquidity Facility Nationsbank NA) VRDN  5,000,000  5,000,000
Roanoke Ind. Dev. Auth. Hosp.
(Carilion Health Sys.) Series 1997A, 4%
(Liquidity Facility Nationsbank NA) VRDN 2,000,000 2,000,000 Virginia Beach Ind. Dev. Auth. Rev. Rfdg.
(La Quinta Motor Inns Inc. Proj.) Series 1993, 3.70%,
LOC Nations Bank, VRDN  2,175,000  2,175,000
  34,825,000
WASHINGTON - 4.2%
Kent Gen. Oblig. Participating VRDN, Series SGA-27, 3.75%
(Liquidity Facility Societe Generale) (b)  1,200,000  1,200,000
King County Swr. Rev. BAN Series A,
3.80% 11/18/1997, CP  2,600,000  2,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
WASHINGTON - CONTINUED
Washington Gen. Oblig. Participating VRDN (b):
Series 1993 C, 3.79% (Liquidity Facility Citibank, NA) $ 4,000,000 $
4,000,000
 Series SG-11, 3.75% (Liquidity Facility Societe Generale)  1,000,000
1,000,000
 Series SG-35, 3.75% (Liquidity Facility Societe Generale)  1,000,000
1,000,000
 Series SGA-36, 3.75%
 (Liquidity Facility Societe Generale)  2,260,000  2,260,000
 Series SGB-9, 3.75% (Liquidity Facility Societe Generale)  900,000
900,000
Washington Pub. Pwr. Supply Sys.:
Participating VRDN, Series 1994 B,
 3.79% (Liquidity Facility Citibank) (b)  10,600,000  10,600,000
 Rfdg. Elec. Rev., Series 1993 3A-2, 3.70%,
 LOC Bank of America, VRDN  1,200,000  1,200,000
 (Nuclear Proj. No.3) Participating VRDN, Series BT-126,
 3.85% (BPA Bankers Trust Co.) (b)  2,774,400  2,774,400
  27,534,400
WISCONSIN - 0.7%
Milwaukee School Dist. RAN 4.25% 8/27/98  3,000,000  3,009,721
Wausau School Dist. TRAN 4.25% 9/16/98  1,800,000  1,804,843
  4,814,564
WYOMING - 0.2%
Wyoming Commty. Dev. Auth. Hsg. Rev. Participating VRDN,
Series PT 112, 3.80% (Liquidity Facility Bayerische
Hypotheken-und Wechsel Bank) (b)  500,000  500,000
Wyoming Gen. Oblig. TRAN Series 1997, 4.25% 6/26/98  1,000,000
1,002,637
  1,502,637
MULTIPLE STATES - 0.5%
NCNB Tax-Exempt Trust Participating VRDN,
Series 1990 A, 4.25%, LOC NationsBank NA (b)  547,500  547,500
Stephens Equity Trust I Participating VRDN, Series 1996,
3.79%, LOC Bayerische Hypotheken-und Wechsel (b)  2,782,035  2,782,035
  3,329,535
TOTAL INVESTMENTS - 100%  $ 650,057,721
Total Cost for Income Tax Purposes   $ 650,057,721
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $124,000 of which $2,000, $2,000, $29,000, $15,000,
$1,000, $72,000, and $3,000 will expire on October 31, 1998, 1999,
2000, 2002, 2003, 2004, and 2005, respectively. Of the loss
carryforwards expiring in 1998, 1999, 2000, 2002, and 2003, $2,000,
$2,000, $5,000, $15,000, and $1,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations (see Note 10 of Notes to Financial Statements).
TAX-EXEMPT FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE                             $ 650,057,721
ACCOMPANYING SCHEDULE

CASH                                                                  161,417

INTEREST RECEIVABLE                                                   3,811,658

 TOTAL ASSETS                                                         654,030,796

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                      $ 1,002,459

SHARE TRANSACTIONS IN PROCESS                           7,130,136

DISTRIBUTIONS PAYABLE                                   109,346

ACCRUED MANAGEMENT FEE                                  63,272

DISTRIBUTION FEES PAYABLE                               154,154

OTHER PAYABLES AND ACCRUED EXPENSES                     337,313

 TOTAL LIABILITIES                                                    8,796,680

NET ASSETS                                                           $ 645,234,116

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 645,357,963

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                   (123,847)

NET ASSETS                                                           $ 645,234,116


DAILY MONEY CLASS:                                                 $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE ($468,609,076 (DIVIDED BY) 468,698,801 SHARES)

CAPITAL RESERVES CLASS:                                            $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE ($176,625,040 (DIVIDED BY) 176,658,859 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                       $ 17,502,639

EXPENSES

MANAGEMENT FEE                                          $ 1,851,325

TRANSFER AGENT FEES                                      1,020,621

DISTRIBUTION FEES                                        510,713

ACCOUNTING FEES AND EXPENSES                             100,283

CUSTODIAN FEES AND EXPENSES                              33,228

REGISTRATION FEES                                        114,403

AUDIT                                                    34,906

LEGAL                                                    19,707

REPORTS TO SHAREHOLDERS                                  17,546

MISCELLANEOUS                                            4,285

 TOTAL EXPENSES BEFORE REDUCTIONS                        3,707,017

 EXPENSE REDUCTIONS                                      (638,541)     3,068,476

NET INTEREST INCOME                                                    14,434,163

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (661)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 14,433,502


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 14,434,163    $ 15,540,068
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  (661)           (74,164)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           14,433,502      15,465,904
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (14,434,163)    (15,540,068)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (35,374,966)    (59,004,700)

NET ASSET VALUE OF CAPITAL RESERVES CLASS SHARES           180,515,417     -
ISSUED IN EXCHANGE FOR THE NET ASSETS OF
CAPITAL RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

TOTAL SHARE TRANSACTIONS                                   145,140,451     (59,004,700)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  145,139,790     (59,078,864)

NET ASSETS

 BEGINNING OF PERIOD                                       500,094,326     559,173,190

 END OF PERIOD                                            $ 645,234,116   $ 500,094,326


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                   YEARS ENDED OCTOBER 31,

                                   1997                      1996        1995        1994        1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 1.000                   $ 1.000     $ 1.000     $ 1.000     $ 1.000
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME                .031                      .030        .033        .022        .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.031)                    (.030)      (.033)      (.022)      (.021)

NET ASSET VALUE,                   $ 1.000                   $ 1.000     $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN A                      3.10%                     3.02%       3.36%       2.21%       2.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 468,609                 $ 500,094   $ 559,173   $ 454,259   $ 538,756
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .65% B                    .65% B      .65% B      .65% B      .61%
NET ASSETS

RATIO OF NET INTEREST INCOME TO     3.06%                     2.98%       3.31%       2.17%       2.09%
AVERAGE NET ASSETS


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS
                                                      1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000000

INCOME FROM INVESTMENT OPERATIONS                      .000078
NET INTEREST INCOME

LESS DISTRIBUTIONS                                     (.000078)
FROM NET INTEREST INCOME

NET ASSET VALUE, END OF PERIOD                        $ 1.000000

TOTAL RETURN B, C                                      .01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 176,625

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% A,
                                                      D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     2.81% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury Fund (Treasury)(formerly U.S. Treasury Portfolio), Prime Fund (Prime)(formerly Money Market Portfolio), and Tax-Exempt Fund
(Tax-Exempt) (formerly Daily Tax-Exempt Money Fund)(collectively referred to as "the funds") are funds of Newbury Street Trust (the trust). The trust is registered under the Investment Company Act of
1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares.
Prime and Tax-Exempt each offer two classes of shares, Daily Money
Class (formerly Initial Class) and Capital Reserves Class whereas
Treasury offers three classes of shares, Daily Money Class (formerly Initial Class), Advisor B Class (formerly Class B), and Capital
Reserves Class, each of which has equal rights as to assets and voting privileges. Each class of the funds has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
In June 1997, the Board of Trustees approved the creation of an additional class of shares of Treasury Fund, Advisor C Class shares. Offering of the new class commenced on November 3, 1997. Advisor C
Class shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a
1.00% contingent deferred sales charge levied on Advisor C Class share redemptions made within one year of purchase.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under
Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income
Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For the Tax-Exempt fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, Treasury and Prime, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. Prime and Tax-Exempt are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities
(excluding 144A issues) amounted to $15,000,000 or 0.3% of net assets for Prime Fund. At period end, Tax-Exempt had no investments in restricted securities.
3. JOINT TRADING ACCOUNT.
At the end of the period, Treasury had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR.
3. JOINT TRADING ACCOUNT - CONTINUED
The maturity values of the joint trading account investments were $1,049,498,187 at 5.70%, $57,142,130 at 5.70%, $27,057,750 at 5.50%,
$60,540,833 at 5.50%, $30,407,917 at 5.50%, and $22,203,133 at 5.54%.
The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED OCTOBER 31, 1997, DUE NOVEMBER 3, 1997 AT 5.70%
Number of dealers or banks 11
Maximum amount with one dealer or bank 27.0%
Aggregate principal amount of agreements $6,961,411,000
Aggregate maturity amount of agreements $6,964,717,087
Aggregate market value of transferred assets $7,109,125,676
Coupon rates of transferred assets 0% to 15.75%
Maturity dates of transferred assets 11/6/97 to 8/15/27
DATED OCTOBER 31, 1997, DUE NOVEMBER 3, 1997 AT 5.70%
Number of dealers or banks 5
Maximum amount with one dealer or bank 28.1%
Aggregate principal amount of agreements $445,000,000
Aggregate maturity amount of agreements $445,211,375
Aggregate market value of transferred assets $454,205,983
Coupon rates of transferred assets 5.13% to 15.75%
Maturity dates of transferred assets 11/6/97 to 2/15/27
DATED OCTOBER 24, 1997, DUE NOVEMBER 7, 1997 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $501,069,445
Aggregate market value of transferred assets $510,643,941
Coupon rates of transferred assets 6.25% to 10.63%
Maturity dates of transferred assets 2/15/99 to 8/15/15
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED SEPTEMBER 12, 1997, DUE NOVEMBER 10, 1997 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $1,000,000,000
Aggregate maturity amount of agreements $1,009,013,889
Aggregate market value of transferred assets $1,021,287,882
Coupon rates of transferred assets 6.25% to 10.63%
Maturity dates of transferred assets 2/15/99 to 8/15/15
DATED SEPTEMBER 5, 1997, DUE DECEMBER 3, 1997 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $506,798,611
Aggregate market value of transferred assets $516,750,368
Coupon rates of transferred assets 4.75% to 7.50%
Maturity dates of transferred assets 5/31/98 to 11/15/01
DATED OCTOBER 23, 1997, DUE DECEMBER 22, 1997 AT 5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $504,616,666
Aggregate market value of transferred assets $510,357,769
Coupon rates of transferred assets 0% to 12.50%
Maturity dates of transferred assets 5/15/98 to 8/15/17
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .25% of the fund's average net assets. Prior to May 31, 1997, the management fee rate was .50%
for each fund.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas
Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50%
of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the
1940 Act, the Trustees have adopted separate distribution plans with respect to each fund's classes of shares (collectively referred to as the "the Plans"). Under the Plans, FMR or the funds' distributor,
Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. Subject to the approval of the
Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $2,614,266 (Treasury -
Daily Money Class), $3,466,923 (Prime - Daily Money Class), and
$682,362 (Tax-Exempt - Daily Money Class).
Under the Treasury Advisor B Class Plan, the class pays FDC a distribution and service fee. This fee is based on an annual rate of
1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Advisor B Class shares. For the period, the fund paid FDC $191,842 under the
Advisor B Class Plan, of which $57,449 was paid to securities dealers, banks, and other financial institutions for the distributions of
Advisor B Class shares and for providing shareholder support services. Effective May 31, 1997, shareholders approved revised distribution and service plans for the Daily Money Classes of Treasury, Prime, and Tax-Exempt. Under the revised plans, the class pays FDC a distribution and service fee that is based on an annual rate of .25%
of the average net assets of the Daily Money Class shares. For the period, the funds paid FDC $1,306,014, $2,670,016, and $508,279 under the Daily Money Class Plans of Treasury, Prime, and Tax-Exempt, respectively, of which $1,226,657, $802,554, and $174,716 was paid to securities dealers, banks and other financial institutions for the distribution of Daily Money Class shares of Treasury, Prime, and Tax-Exempt.
Under the Capital Reserve Class Plan, the class pays FDC a
distribution and service fee that is based on an annual rate of .50%
of the average net assets of the Capital Reserves Class shares. For the period, the funds paid FDC $3,641, $23,805, and $2,434 under the Capital Reserves Class Plans of Treasury, Prime, and Tax-Exempt, respectively.
SALES LOAD. FDC receives the proceeds of a contingent deferred sales charge levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase (five years prior to January 2,
1997). The Advisor B Class charge is based on declining rates which range from 5% to 0% (4% to 0% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $152,671 on Advisor B Class share redemptions. When Advisor
B Class shares are sold, FDC pays commission from its own resources to dealers through which the sales are made.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                                       TRANSFER   AMOUNT        % OF
                                       AGENT                    AVERAGE
                                                                NET ASSETS

TREASURY - DAILY MONEY CLASS           FIIOC      $ 3,079,566    .21

TREASURY - ADVISOR B CLASS             FIIOC       57,312        .25

TREASURY - CAPITAL RESERVES CLASS      FIIOC       1,092         .15*

                                                  $ 3,137,970

PRIME - DAILY MONEY CLASS              FIIOC      $ 5,509,880    .22

PRIME - CAPITAL RESERVES CLASS         FIIOC       7,141         .15 *

                                                  $ 5,517,021

TAX-EXEMPT - DAILY MONEY CLASS         UMB        $ 1,019,891    .22

TAX-EXEMPT - CAPITAL RESERVES CLASS    UMB         730           .15 *

                                                  $ 1,020,621

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
      FMR EXPENSE   REIMBURSEMENT
      LIMITATIONS

TREASURY  - DAILY MONEY CLASS           0.65%   $ 1,340,816

TREASURY - ADVISOR B CLASS             1.40%     69,692

TREASURY - CAPITAL RESERVES CLASS      0.90%     -

                                                $ 1,410,508

PRIME - DAILY MONEY CLASS               0.65%   $ 2,609,321

PRIME - CAPITAL RESERVES CLASS          0.90%    -

                                                $ 2,609,321

TAX-EXEMPT - DAILY MONEY CLASS          0.65%   $ 636,733

TAX-EXEMPT - CAPITAL RESERVES CLASS     0.90%    -

                                                $ 636,733

Effective January 1, 1997, Treasury - Advisor B Class expense limitation was changed from 1.35% to 1.40% of average net assets.
In addition, each fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the funds' custodian fees were reduced by $4,262, $71, and $1,808, for Treasury, Prime, and Tax-Exempt, respectively under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 20% of the total outstanding shares of Treasury.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class of shares were as follows:
      YEAR                 THREE MONTHS      YEAR
      ENDED                ENDED             ENDED
      OCTOBER 31, 1997 A   OCTOBER 31,1996   JULY 31,1996






TREASURY - DAILY MONEY CLASS

FROM NET INTEREST INCOME            $ 70,366,580    $ 21,367,372   $ 98,286,345

TREASURY - ADVISOR B CLASS

FROM NET INTEREST INCOME             976,874         269,062        528,535

TREASURY - CAPITAL RESERVES CLASS

FROM NET INTEREST INCOME             35,929          -              -

TOTAL                               $ 71,379,383    $ 21,636,434   $ 98,814,880

PRIME - DAILY MONEY CLASS

FROM NET INTEREST INCOME            $ 125,179,829   $ 31,070,720   $ 121,708,868

PRIME - CAPITAL RESERVES CLASS

FROM NET INTEREST INCOME             227,540         -              -

TOTAL                               $ 125,407,369   $ 31,070,720   $ 121,708,868




            YEAR ENDED
            OCTOBER 31,1996

TAX-EXEMPT - DAILY MONEY CLASS

FROM NET INTEREST INCOME              $ 14,420,492   $ 15,540,068

TAX-EXEMPT - CAPITAL RESERVES CLASS

FROM NET INTEREST INCOME               13,671         -

TOTAL                                 $ 14,434,163   $ 15,540,068

A DISTRIBUTIONS TO SHAREHOLDERS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF SHARES).
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                            YEAR ENDED          THREE MONTHS ENDED    YEAR ENDED
                                            OCTOBER 31,         OCTOBER 31,           JULY 31,

                                            1997 A              1996                  1996

TREASURY - DAILY MONEY CLASS                $ 7,946,018,718     $ 2,052,601,018       $ 11,030,210,151
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET       50,873,842          12,481,771            56,208,793
INTEREST INCOME

SHARES REDEEMED                              (8,513,852,139)     (2,065,230,595)       (11,113,118,785)

NET INCREASE (DECREASE)                     $ (516,959,579)     $ (147,806)           $ (26,699,841)

TREASURY - ADVISOR B CLASS                  $ 103,033,399       $ 10,395,134          $ 82,859,473
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET       852,624             257,070               472,884
INTEREST INCOME

SHARES REDEEMED                              (78,321,944)        (30,201,713)          (46,523,167)

NET INCREASE (DECREASE)                     $ 25,564,079        $ (19,549,509)        $ 36,809,190

TREASURY - CAPITAL RESERVES                 $ 14,297,304
CLASS SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET       33,861
INTEREST INCOME

SHARES REDEEMED                              (16,453,498)

                                             (2,122,333)

ISSUED IN EXCHANGE FOR THE NET ASSETS OF     266,966,651
CAPITAL RESERVES: U.S. GOVERNMENT
PORTFOLIO

NET INCREASE (DECREASE)                     $ 264,844,318

PRIME - DAILY MONEY CLASS                   $ 14,359,821,343    $ 3,213,788,949       $ 13,231,538,511
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET       116,267,349         28,781,415            112,618,012
INTEREST INCOME

SHARES REDEEMED                              (14,453,129,872)    (3,159,725,660)       (12,902,990,749)

NET INCREASE (DECREASE)                     $ 22,958,820        $ 82,844,704          $ 441,165,774

PRIME - CAPITAL RESERVES CLASS              $ 157,340,539
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET       225,744
INTEREST INCOME

SHARES REDEEMED                              (116,849,328)

                                             40,716,955

ISSUED IN EXCHANGE FOR THE NET ASSETS        1,723,735,801
OF CAPITAL RESERVES: MONEY
MARKET PORTFOLIO

NET INCREASE (DECREASE)                     $ 1,764,452,756


A SHARE TRANSACTIONS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31,
1997 (COMMENCEMENT OF SALE OF SHARES).
8. SHARE TRANSACTIONS - CONTINUED
                                          YEAR ENDED         YEAR  ENDED
                                          OCTOBER 31,        OCTOBER 31,

                                          1997 A             1996

TAX-EXEMPT - DAILY MONEY CLASS            $ 1,868,631,417    $ 1,958,241,067
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET     12,904,553         13,605,676
INTEREST INCOME

SHARES REDEEMED                            (1,913,028,983)    (2,030,851,443)

NET INCREASE (DECREASE)                   $ (31,493,013)     $ (59,004,700)

TAX-EXEMPT - CAPITAL RESERVES             $ 5,020,244
CLASS SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET     425,720
INTEREST INCOME

SHARES REDEEMED                            (9,327,917)

                                           (3,881,953)

ISSUED IN EXCHANGE FOR THE NET ASSETS      180,540,812
OF CAPITAL RESERVES: MUNICIPAL MONEY
MARKET PORTFOLIO

NET INCREASE (DECREASE)                   $ 176,658,859

A SHARE TRANSACTIONS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF SHARES).
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                                       REGISTRATION
                                       FEES

TREASURY - DAILY MONEY CLASS           $ 128,284

TREASURY - ADVISOR B CLASS              43,751

TREASURY - CAPITAL RESERVES CLASS       -

                                       $ 172,035



PRIME - DAILY MONEY CLASS              $ 250,096

TREASURY - CAPITAL RESERVES CLASS       -

                                       $ 250,096



TAX-EXEMPT - DAILY MONEY CLASS         $ 114,403

TAX-EXEMPT - CAPITAL RESERVES CLASS     -

                                       $ 114,403

10. MERGER INFORMATION.
On October 30, 1997, Treasury Fund acquired all of the assets and assumed all of the liabilities of Capital Reserves: U.S. Government Portfolio (U.S. Government Portfolio). The acquisition, which was approved by the shareholders of U.S. Government Portfolio on September 17, 1997, was accomplished by an exchange of 266,966,651 shares of Treasury Fund for the 266,966,651 shares then outstanding (each valued at $1.00) of U.S. Government Portfolio. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. U.S. Government Portfolio's net assets were combined with the fund for total net assets after the acquisition of $1,586,154,631.
On October 30, 1997, Prime Fund acquired all of the assets and assumed all of the liabilities of Capital Reserves: Money Market Portfolio (Money Market Portfolio). The acquisition, which was approved by the shareholders of Money Market Portfolio on September 17, 1997, was accomplished by an exchange of 1,723,735,801 shares of Prime Fund for the 1,723,735,801 shares then outstanding (each valued at $1.00) of Money Market Portfolio. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Money Market Portfolio's net assets were combined with the fund for total net assets after the acquisition of $4,415,315,333.
On October 30, 1997, Tax-Exempt Fund acquired all of the assets and assumed all of the liabilities of Capital Reserves: Municipal Money Market Portfolio (Municipal Money Market Portfolio). The acquisition, which was approved by the shareholders of Municipal Money Market Portfolio on September 17, 1997, was accomplished by an exchange of 180,540,812 shares of Tax-Exempt Fund for the 180,540,812 shares then outstanding (each valued at $1.00) of Municipal Money Market Portfolio. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Municipal Money Market Portfolio's net assets were combined with the fund for total net assets after the acquisition of $652,028,340. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Newbury Street Trust and the Shareholders of Prime Fund and Treasury Fund:
We have audited the accompanying statements of assets and liabilities of Newbury Street: Prime Fund and Treasury Fund (formerly the Money Market Portfolio and the U.S. Treasury Portfolio, respectively), including the schedules of portfolio investments, as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended July 31, 1996, the three months ended October 31, 1996, and for the year ended October 31, 1997 and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newbury Street: Prime Fund and Treasury Fund as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for the year ended July 31, 1996, the three months ended October 31, 1996, and for the year ended October 31, 1997 and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 17, 1997
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Newbury Street Trust and the Shareholders of
Tax-Exempt Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (formerly Daily Tax-Exempt Fund), a fund of Newbury Street Trust at October 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Newbury Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 4, 1997
PROXY VOTING RESULTS


A special meeting of the funds' shareholders was held on May 9, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees of Newbury Street Trust (formerly Daily Tax-Exempt Money Fund)
 # OF % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
AFFIRMATIVE     245,387,298.010    98.348

WITHHELD        4,120,713.180      1.652

TOTAL           249,508,011.190    100.000

RALPH F. COX
AFFIRMATIVE     245,396,515.040    98.352

WITHHELD        4,111,496.150      1.648

TOTAL           249,508,011.190    100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE     245,374,744.790    98.343

WITHHELD        4,133,266.400      1.657

TOTAL           249,508,011.190    100.000

ROBERT M. GATES
AFFIRMATIVE     245,387,097.010    98.348

WITHHELD        4,120,914.180      1.652

TOTAL           249,508,011.190    100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE     245,262,051.010    98.298

WITHHELD        4,245,960.180      1.702

TOTAL           249,508,011.190    100.000

E. BRADLEY JONES
AFFIRMATIVE     245,193,308.040    98.271

WITHHELD        4,314,703.150      1.729

TOTAL           249,508,011.190    100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
AFFIRMATIVE     245,396,975.040    98.352

WITHHELD        4,111,036.150      1.648

TOTAL           249,508,011.190    100.000

PETER S. LYNCH
AFFIRMATIVE     245,376,798.160    98.344

WITHHELD        4,131,213.030      1.656

TOTAL           249,508,011.190    100.000

WILLIAM O. MCCOY
AFFIRMATIVE     245,397,306.400    98.352

WITHHELD        4,110,704.790      1.648

TOTAL           249,508,011.190    100.000

GERALD C. MCDONOUGH
AFFIRMATIVE     245,320,121.040    98.322

WITHHELD        4,187,890.150      1.678

TOTAL           249,508,011.190    100.000

MARVIN L. MANN
AFFIRMATIVE     245,376,548.210    98.344

WITHHELD        4,131,462.980      1.656

TOTAL           249,508,011.190    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE     245,253,040.350    98.295

WITHHELD        4,254,970.840      1.705

TOTAL           249,508,011.190    100.000

PROPOSAL 2
To ratify the selection of Price Waterhouse LLP as independent accountants of Tax-Exempt Fund (formerly Daily Tax-Exempt Money Fund).
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     230,944,912.270    92.560

AGAINST         13,191,150.740     5.287

ABSTAIN         5,371,948.180      2.153

TOTAL           249,508,011.190    100.000

PROPOSAL 3
To amend Newbury Street Trust's Trust Instrument (formerly Daily
Tax-Exempt Money Fund) to provide dollar-based voting rights for shareholders of the trust.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     238,887,928.750    95.949

AGAINST         3,690,807.420      1.482

ABSTAIN         6,395,184.020      2.569

TOTAL           248,973,920.190    100.000

BROKER          534,091.000
NON-VOTES

PROPOSAL 4
To approve an amended Management Contract for Treasury Fund (formerly U.S. Treasury Portfolio) and Prime Fund (formerly Money Market
Portfolio).
Treasury Fund:
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     647,707,066.374    88.375

AGAINST         15,359,743.081     2.096

ABSTAIN         69,841,878.170     9.529

TOTAL           732,908,687.625    100.000

Prime Fund:
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     920,857,340.651      72.887

AGAINST         41,252,477.040       3.265

ABSTAIN         301,294,653.165      23.848

TOTAL           1,263,404,470.856    100.000

PROPOSAL 5
To approve a new Distribution and Service Plan for Daily Money Class shares of Treasury Fund and Prime Fund (formerly U.S. Treasury
Portfolio - Initial Class and Money Market Portfolio - Initial Class, respectively).
Treasury Fund:Daily Money Class
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     632,668,719.612    87.695

AGAINST         19,161,320.936     2.656

ABSTAIN         69,608,488.730     9.649

TOTAL           721,438,529.278    100.000

Prime Fund:Daily Money Class
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     921,260,529.761      72.919

AGAINST         40,261,058.740       3.187

ABSTAIN         301,882,882.355      23.894

TOTAL           1,263,404,470.856    100.000

PROPOSAL 6
To approve a new Distribution and Service Plan for Advisor B Class shares of Treasury Fund (formerly U.S. Treasury Portfolio - Class B).
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     10,217,086.702    89.075

AGAINST         804,753.805       7.016

ABSTAIN         448,317,840       3.909

TOTAL           11,470,158.347    100.000

PROPOSAL 7
To approve an amended Management Contract for Tax-Exempt Fund
(formerly Daily Tax-Exempt Money Fund).
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     208,159,004.060    83.428

AGAINST         26,427,407.670     10.592

ABSTAIN         14,921,599.460     5.980

TOTAL           249,508,011.190    100.000

PROPOSAL 8
To approve a new Distribution and Service Plan for Daily Money Class shares of Tax-Exempt Fund (formerly Daily Tax-Exempt Money Fund -
Initial Class).
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     208,027,296.250    83.375

AGAINST         27,049,180.100     10.841

ABSTAIN         14,431,534.840     5.784

TOTAL           249,508,011.190    100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
PROPOSAL 9
To approve an Agreement and Plan providing for the reorganization of Treasury Fund (formerly U.S. Treasury Portfolio) and Prime Fund
(formerly Money Market Portfolio) from separate series of one Delaware business trust to another.
Treasury Fund:
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     642,069,706.440    88.039

AGAINST         19,801,304.865     2.715

ABSTAIN         67,427,338.320     9.246

TOTAL           729,298,349.625    100.000

BROKER          3,610,338.00
NON-VOTES

Prime Fund:
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     902,887,382.361      72.374

AGAINST         38,438,696.800       3.081

ABSTAIN         306,210,390.695      24.545

TOTAL           1,247,536,469.856    100.000

BROKER          15,868,001.000
NON-VOTES

PROPOSAL 10
To amend the fundamental investment limitation concerning
diversification for Treasury Fund (formerly U.S. Treasury Portfolio) and Prime Fund (formerly Money Market Portfolio).
Treasury Fund:
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     499,742,302.334    68.524

AGAINST         66,944,114.811     9.179

ABSTAIN         162,611,932.480    22.297

TOTAL           729,298,349.625    100.000

BROKER          3,610,338.000
NON-VOTES

Prime Fund:
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     884,916,097.686      70.933

AGAINST         59,338,759.840       4.757

ABSTAIN         303,281,612.330      24.310

TOTAL           1,247,536,469.856    100.000

BROKER          15,868,001.000
NON-VOTES

PROPOSAL 11
To amend Tax-Exempt Fund's (formerly Daily Tax-Exempt Money Fund)
fundamental investment limitation concerning diversification.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     213,376,242.230    85.702

AGAINST         22,269,650.720     8.945

ABSTAIN         13,328,027.240     5.353

TOTAL           248,973,920.190    100.000

BROKER          534,091.000
NON-VOTES

PROPOSAL 12
To eliminate the fundamental investment limitation concerning writing or purchasing put or call options for Treasury Fund (formerly U.S. Treasury Portfolio) and Prime Fund (formerly Money Market Portfolio). Treasury Fund:
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     492,014,494.274    67.464

AGAINST         73,676,863.211     10.103

ABSTAIN         163,606,992.140    22.433

TOTAL           729,298,349.625    100.000

BROKER          3,610,338.000
NON-VOTES

Prime Fund:
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     853,085,878.388      68.382

AGAINST         87,729,250.653       7.032

ABSTAIN         306,721,340.815      24.586

TOTAL           1,247,536,469.856    100.000

BROKER          15,868,001.000
NON-VOTES









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENt
Boyce I. Greer, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Scott A. Orr, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributions Corporation (FDC)
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA (Prime Fund &
 Treasury Fund)
UMB Bank, n.a.
Kansas City, MO (Tax-Exempt Fund)
CUSTODIAN
The Bank of New York
New York, NY (Prime Fund &
 Treasury Fund)
UMB Bank, n.a.
Kansas City, MO (Tax-Exempt Fund)

(registered trademark)